GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Automobiles & Components – 2.0%
1,263	Aptiv PLC*	$ 141,696
1,121	BorgWarner, Inc.	55,052
18,458	Ford Motor Co.	232,571
6,583	General Motors Co.	241,465
12,668	Tesla, Inc.*	2,628,103

		3,298,887

Banks – 3.1%
32,799	Bank of America Corp.	938,051
9,127	Citigroup, Inc.	427,965
2,243	Citizens Financial Group, Inc.	68,120
635	Comerica, Inc.	27,572
3,210	Fifth Third Bancorp	85,514
885	First Republic Bank	12,381
6,755	Huntington Bancshares, Inc.	75,656
13,812	JPMorgan Chase & Co.	1,799,842
4,518	KeyCorp	56,565
790	M&T Bank Corp.	94,460
1,877	PNC Financial Services Group, Inc. (The)	238,567
4,366	Regions Financial Corp.	81,033
6,265	Truist Financial Corp.	213,637
6,383	US Bancorp	230,107
17,917	Wells Fargo & Co.	669,738
739	Zions Bancorp NA	22,118

		5,041,326

Capital Goods – 5.7%
2,596	3M Co.	272,866
574	A O Smith Corp.	39,692
426	Allegion PLC	45,467
1,092	AMETEK, Inc.	158,700
2,643	Boeing Co. (The)*	561,452
3,929	Carrier Global Corp.	179,752
2,454	Caterpillar, Inc.	561,573
658	Cummins, Inc.	157,183
1,275	Deere & Co.	526,422
665	Dover Corp.	101,040
1,881	Eaton Corp. PLC	322,291
2,697	Emerson Electric Co.	235,017
2,680	Fastenal Co.	144,559
1,679	Fortive Corp.	114,457
307	Generac Holdings, Inc.*	33,159
1,061	General Dynamics Corp.	242,131
5,117	General Electric Co.	489,185

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
3,141	Honeywell International, Inc.	$ 600,308
1,767	Howmet Aerospace, Inc.	74,868
184	Huntington Ingalls Industries, Inc.	38,092
362	IDEX Corp.	83,633
1,310	Illinois Tool Works, Inc.	318,919
1,880	Ingersoll Rand, Inc.	109,378
3,244	Johnson Controls International PLC	195,354
897	L3Harris Technologies, Inc.	176,027
1,071	Lockheed Martin Corp.	506,294
1,062	Masco Corp.	52,803
257	Nordson Corp.	57,121
680	Northrop Grumman Corp.	313,970
1,953	Otis Worldwide Corp.	164,833
2,453	PACCAR, Inc.	179,560
604	Parker-Hannifin Corp.	203,010
762	Pentair PLC	42,116
669	Quanta Services, Inc.	111,482
6,888	Raytheon Technologies Corp.	674,542
535	Rockwell Automation, Inc.	156,996
251	Snap-on, Inc.	61,969
692	Stanley Black & Decker, Inc.	55,761
1,002	Textron, Inc.	70,771
1,078	Trane Technologies PLC	198,330
242	TransDigm Group, Inc.	178,366
330	United Rentals, Inc.	130,601
869	Westinghouse Air Brake Technologies Corp.	87,821
211	W.W. Grainger, Inc.	145,339
861	Xylem, Inc.	90,147

		9,263,357

Commercial & Professional Services – 1.3%
1,957	Automatic Data Processing, Inc.	435,687
550	Broadridge Financial Solutions, Inc.	80,613
406	Cintas Corp.	187,848
1,999	Copart, Inc.*	150,345
1,909	CoStar Group, Inc.*	131,435
574	Equifax, Inc.	116,430
600	Jacobs Solutions, Inc.	70,506
655	Leidos Holdings, Inc.	60,299
1,510	Paychex, Inc.	173,031
977	Republic Services, Inc.	132,110
499	Robert Half International, Inc.	40,204
1,071	Rollins, Inc.	40,195
736	Verisk Analytics, Inc.	141,209

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
1,751	Waste Management, Inc.	$ 285,711

		2,045,623

Consumer Discretionary Distribution & Retail – 5.1%
286	Advance Auto Parts, Inc.	34,781
41,949	Amazon.com, Inc.*	4,332,912
88	AutoZone, Inc.*	216,317
1,107	Bath & Body Works, Inc.	40,494
919	Best Buy Co., Inc.	71,930
767	CarMax, Inc.*	49,303
2,554	eBay, Inc.	113,321
589	Etsy, Inc.*	65,573
669	Genuine Parts Co.	111,930
4,792	Home Depot, Inc. (The)	1,414,215
1,199	LKQ Corp.	68,055
2,851	Lowe’s Cos., Inc.	570,115
294	O’Reilly Automotive, Inc.*	249,600
182	Pool Corp.	62,324
1,618	Ross Stores, Inc.	171,718
5,457	TJX Cos., Inc. (The)	427,611
525	Tractor Supply Co.	123,396
241	Ulta Beauty, Inc.*	131,507

		8,255,102

Consumer Durables & Apparel – 0.9%
1,456	D.R. Horton, Inc.	142,237
732	Garmin Ltd.	73,873
636	Hasbro, Inc.	34,147
1,180	Lennar Corp., Class A	124,030
253	Mohawk Industries, Inc.*	25,356
1,773	Newell Brands, Inc.	22,056
5,858	NIKE, Inc., Class B	718,425
14	NVR, Inc.*	78,011
1,034	PulteGroup, Inc.	60,261
200	Ralph Lauren Corp.	23,334
1,081	Tapestry, Inc.	46,602
1,543	VF Corp.	35,350
263	Whirlpool Corp.	34,721

		1,418,403

Consumer Services – 2.1%
183	Booking Holdings, Inc.*	485,391
995	Caesars Entertainment, Inc.*	48,566
4,349	Carnival Corp.*	44,142

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
129	Chipotle Mexican Grill, Inc.*	$ 220,369
571	Darden Restaurants, Inc.	88,596
165	Domino’s Pizza, Inc.	54,429
689	Expedia Group, Inc.*	66,854
1,255	Hilton Worldwide Holdings, Inc.	176,792
1,533	Las Vegas Sands Corp.*	88,071
1,270	Marriott International, Inc., Class A	210,871
3,442	McDonald’s Corp.	962,418
1,511	MGM Resorts International	67,119
2,072	Norwegian Cruise Line Holdings Ltd.*	27,868
1,055	Royal Caribbean Cruises Ltd.*	68,891
5,401	Starbucks Corp.	562,406
494	Wynn Resorts Ltd.*	55,283
1,321	Yum! Brands, Inc.	174,478

		3,402,544

Consumer Staples Distribution & Retail – 2.0%
2,088	Costco Wholesale Corp.	1,037,465
1,053	Dollar General Corp.	221,614
975	Dollar Tree, Inc.*	139,961
3,097	Kroger Co. (The)	152,899
2,386	Sysco Corp.	184,271
2,157	Target Corp.	357,264
3,407	Walgreens Boots Alliance, Inc.	117,814
6,598	Walmart, Inc.	972,875

		3,184,163

Energy – 4.6%
1,552	APA Corp.	55,965
4,625	Baker Hughes Co.	133,477
8,364	Chevron Corp.	1,364,670
5,770	ConocoPhillips	572,442
3,769	Coterra Energy, Inc.	92,491
3,092	Devon Energy Corp.	156,486
839	Diamondback Energy, Inc.	113,408
2,771	EOG Resources, Inc.	317,640
1,707	EQT Corp.	54,470
19,394	Exxon Mobil Corp.	2,126,746
4,242	Halliburton Co.	134,217
1,306	Hess Corp.	172,836
9,328	Kinder Morgan, Inc.	163,333
2,994	Marathon Oil Corp.	71,736
2,145	Marathon Petroleum Corp.	289,210
3,427	Occidental Petroleum Corp.	213,948

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
2,127	ONEOK, Inc.	$ 135,150
2,198	Phillips 66	222,833
1,124	Pioneer Natural Resources Co.	229,566
6,707	Schlumberger NV	329,314
1,068	Targa Resources Corp.	77,911
1,820	Valero Energy Corp.	254,072
5,724	Williams Cos., Inc. (The)	170,919

		7,452,840

Equity Real Estate Investment Trusts – 2.5%
699	Alexandria Real Estate Equities, Inc. REIT	87,787
2,186	American Tower Corp. REIT	446,687
656	AvalonBay Communities, Inc. REIT	110,247
668	Boston Properties, Inc. REIT	36,152
519	Camden Property Trust REIT	54,412
2,046	Crown Castle, Inc. REIT	273,837
1,367	Digital Realty Trust, Inc. REIT	134,390
437	Equinix, Inc. REIT	315,094
1,577	Equity Residential REIT	94,620
311	Essex Property Trust, Inc. REIT	65,043
629	Extra Space Storage, Inc. REIT	102,483
352	Federal Realty Investment Trust REIT	34,788
2,618	Healthpeak Properties, Inc. REIT	57,517
3,369	Host Hotels & Resorts, Inc. REIT	55,555
2,744	Invitation Homes, Inc. REIT	85,695
1,377	Iron Mountain, Inc. REIT	72,857
2,914	Kimco Realty Corp. REIT	56,910
541	Mid-America Apartment Communities, Inc. REIT	81,713
4,332	Prologis, Inc. REIT	540,504
745	Public Storage REIT	225,094
2,948	Realty Income Corp. REIT	186,667
745	Regency Centers Corp. REIT	45,579
513	SBA Communications Corp. REIT	133,929
1,536	Simon Property Group, Inc. REIT	171,986
1,468	UDR, Inc. REIT	60,276
1,910	Ventas, Inc. REIT	82,799
4,596	VICI Properties, Inc. REIT	149,922
2,224	Welltower, Inc. REIT	159,439
3,440	Weyerhaeuser Co. REIT	103,647

		4,025,629

Financial Services – 7.6%
2,793	American Express Co.	460,705

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
494	Ameriprise Financial, Inc.	$ 151,411
3,455	Bank of New York Mellon Corp. (The)	156,995
8,476	Berkshire Hathaway, Inc., Class B*	2,617,135
703	BlackRock, Inc.	470,391
1,792	Capital One Financial Corp.	172,319
508	Cboe Global Markets, Inc.	68,194
7,187	Charles Schwab Corp. (The)	376,455
1,698	CME Group, Inc.	325,201
1,250	Discover Financial Services	123,550
183	FactSet Research Systems, Inc.	75,961
2,797	Fidelity National Information Services, Inc.	151,961
3,003	Fiserv, Inc.*	339,429
354	FleetCor Technologies, Inc.*	74,641
1,362	Franklin Resources, Inc.	36,692
1,235	Global Payments, Inc.	129,971
1,596	Goldman Sachs Group, Inc. (The)(a)	522,068
2,638	Intercontinental Exchange, Inc.	275,117
1,729	Invesco Ltd.	28,356
334	Jack Henry & Associates, Inc.	50,341
176	MarketAxess Holdings, Inc.	68,867
3,967	Mastercard, Inc., Class A	1,441,647
745	Moody’s Corp.	227,985
6,139	Morgan Stanley	539,004
378	MSCI, Inc.	211,563
1,586	Nasdaq, Inc.	86,707
985	Northern Trust Corp.	86,808
5,344	PayPal Holdings, Inc.*	405,823
917	Raymond James Financial, Inc.	85,529
1,552	S&P Global, Inc.	535,083
1,638	State Street Corp.	123,980
2,036	Synchrony Financial	59,207
1,047	T. Rowe Price Group, Inc.	118,206
7,652	Visa, Inc., Class A	1,725,220

		12,322,522

Food, Beverage & Tobacco – 3.6%
8,413	Altria Group, Inc.	375,388
2,574	Archer-Daniels-Midland Co.	205,045
853	Brown-Forman Corp., Class B	54,822
715	Bunge Ltd.	68,297
935	Campbell Soup Co.	51,406
18,295	Coca-Cola Co. (The)	1,134,839
2,201	Conagra Brands, Inc.	82,670
763	Constellation Brands, Inc., Class A	172,354

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
2,777	General Mills, Inc.	$ 237,322
692	Hershey Co. (The)	176,052
1,347	Hormel Foods Corp.	53,718
506	J M Smucker Co. (The)	79,629
1,213	Kellogg Co.	81,222
4,043	Keurig Dr Pepper, Inc.	142,637
3,707	Kraft Heinz Co. (The)	143,350
690	Lamb Weston Holdings, Inc.	72,119
1,169	McCormick & Co., Inc.	97,273
903	Molson Coors Beverage Co., Class B	46,667
6,426	Mondelez International, Inc., Class A	448,021
3,590	Monster Beverage Corp.*	193,896
6,474	PepsiCo, Inc.	1,180,210
7,311	Philip Morris International, Inc.	710,995
1,328	Tyson Foods, Inc., Class A	78,777

		5,886,709

Health Care Equipment & Services – 5.9%
8,191	Abbott Laboratories	829,421
337	Align Technology, Inc.*	112,605
754	AmerisourceBergen Corp.	120,723
2,410	Baxter International, Inc.	97,750
1,340	Becton Dickinson and Co.	331,704
6,774	Boston Scientific Corp.*	338,903
1,210	Cardinal Health, Inc.	91,355
2,593	Centene Corp.*	163,904
1,402	Cigna Group (The)	358,253
234	Cooper Cos., Inc. (The)	87,366
6,031	CVS Health Corp.	448,164
264	DaVita, Inc.*	21,413
1,041	DENTSPLY SIRONA, Inc.	40,890
1,825	Dexcom, Inc.*	212,028
2,920	Edwards Lifesciences Corp.*	241,572
1,126	Elevance Health, Inc.	517,746
1,691	GE HealthCare Technologies, Inc.*	138,713
1,001	HCA Healthcare, Inc.	263,944
649	Henry Schein, Inc.*	52,919
1,142	Hologic, Inc.*	92,159
591	Humana, Inc.	286,907
391	IDEXX Laboratories, Inc.*	195,531
322	Insulet Corp.*	102,705
1,655	Intuitive Surgical, Inc.*	422,803
416	Laboratory Corp. of America Holdings	95,439
646	McKesson Corp.	230,008

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
6,271	Medtronic PLC	$ 505,568
277	Molina Healthcare, Inc.*	74,095
520	Quest Diagnostics, Inc.	73,570
697	ResMed, Inc.	152,636
474	STERIS PLC	90,667
1,583	Stryker Corp.	451,899
219	Teleflex, Inc.	55,475
4,400	UnitedHealth Group, Inc.	2,079,396
314	Universal Health Services, Inc., Class B	39,909
987	Zimmer Biomet Holdings, Inc.	127,520

		9,545,660

Household & Personal Products – 1.6%
1,156	Church & Dwight Co., Inc.	102,202
585	Clorox Co. (The)	92,570
3,947	Colgate-Palmolive Co.	296,617
1,091	Estee Lauder Cos., Inc. (The), Class A	268,888
1,595	Kimberly-Clark Corp.	214,081
11,108	Procter & Gamble Co. (The)	1,651,649

		2,626,007

Insurance – 2.2%
2,631	Aflac, Inc.	169,752
1,239	Allstate Corp. (The)	137,293
3,491	American International Group, Inc.	175,807
969	Aon PLC, Class A	305,516
1,759	Arch Capital Group Ltd.*	119,383
1,006	Arthur J Gallagher & Co.	192,458
247	Assurant, Inc.	29,657
1,126	Brown & Brown, Inc.	64,655
1,946	Chubb Ltd.	377,874
736	Cincinnati Financial Corp.	82,491
184	Everest Re Group Ltd.	65,876
426	Globe Life, Inc.	46,868
1,471	Hartford Financial Services Group, Inc. (The)	102,514
752	Lincoln National Corp.	16,897
909	Loews Corp.	52,740
2,332	Marsh & McLennan Cos., Inc.	388,395
3,112	MetLife, Inc.	180,309
1,088	Principal Financial Group, Inc.	80,860
2,746	Progressive Corp. (The)	392,843
1,713	Prudential Financial, Inc.	141,734
1,087	Travelers Cos., Inc. (The)	186,323
980	W R Berkley Corp.	61,015

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
499	Willis Towers Watson PLC	$ 115,958

		3,487,218

Materials – 2.6%
1,048	Air Products and Chemicals, Inc.	300,996
544	Albemarle Corp.	120,246
7,069	Amcor PLC	80,445
384	Avery Dennison Corp.	68,709
1,450	Ball Corp.	79,910
455	Celanese Corp.	49,545
931	CF Industries Holdings, Inc.	67,488
3,365	Corteva, Inc.	202,943
3,313	Dow, Inc.	181,619
2,155	DuPont de Nemours, Inc.	154,664
540	Eastman Chemical Co.	45,544
1,168	Ecolab, Inc.	193,339
589	FMC Corp.	71,935
6,751	Freeport-McMoRan, Inc.	276,183
1,199	International Flavors & Fragrances, Inc.	110,260
1,708	International Paper Co.	61,590
2,314	Linde PLC	822,488
1,205	LyondellBasell Industries NV, Class A	113,137
294	Martin Marietta Materials, Inc.	104,388
1,593	Mosaic Co. (The)	73,087
3,732	Newmont Corp.	182,943
1,189	Nucor Corp.	183,665
446	Packaging Corp. of America	61,918
1,095	PPG Industries, Inc.	146,270
712	Sealed Air Corp.	32,688
1,110	Sherwin-Williams Co. (The)	249,495
782	Steel Dynamics, Inc.	88,413
631	Vulcan Materials Co.	108,254
1,213	Westrock Co.	36,960

		4,269,122

Media & Entertainment – 7.0%
3,361	Activision Blizzard, Inc.	287,668
28,020	Alphabet, Inc., Class A*	2,906,515
24,456	Alphabet, Inc., Class C*	2,543,424
496	Charter Communications, Inc., Class A*	177,374
19,840	Comcast Corp., Class A	752,134
1,157	DISH Network Corp., Class A*	10,795
1,226	Electronic Arts, Inc.	147,672
1,384	Fox Corp., Class A	47,125

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
630	Fox Corp., Class B	$ 19,725
1,870	Interpublic Group of Cos., Inc. (The)	69,639
692	Live Nation Entertainment, Inc.*	48,440
1,302	Match Group, Inc.*	49,984
10,483	Meta Platforms, Inc., Class A*	2,221,767
2,094	Netflix, Inc.*	723,435
1,844	News Corp., Class A	31,846
566	News Corp., Class B	9,865
951	Omnicom Group, Inc.	89,717
2,447	Paramount Global, Class B	54,593
753	Take-Two Interactive Software, Inc.*	89,833
8,594	Walt Disney Co. (The)*	860,517
10,378	Warner Bros Discovery, Inc.*	156,708

		11,298,776

Pharmaceuticals, Biotechnology & Life Sciences – 8.3%
8,315	AbbVie, Inc.	1,325,162
1,394	Agilent Technologies, Inc.	192,846
2,518	Amgen, Inc.	608,727
678	Biogen, Inc.*	188,504
100	Bio-Rad Laboratories, Inc., Class A*	47,902
760	Bio-Techne Corp.	56,384
9,998	Bristol-Myers Squibb Co.	692,961
824	Catalent, Inc.*	54,145
246	Charles River Laboratories International, Inc.*	49,648
3,083	Danaher Corp.	777,039
3,708	Eli Lilly & Co.	1,273,401
5,850	Gilead Sciences, Inc.	485,375
739	Illumina, Inc.*	171,855
880	Incyte Corp.*	63,598
875	IQVIA Holdings, Inc.*	174,029
12,312	Johnson & Johnson	1,908,360
11,919	Merck & Co., Inc.	1,268,062
104	Mettler-Toledo International, Inc.*	159,142
1,561	Moderna, Inc.*	239,738
1,257	Organon & Co.	29,565
594	PerkinElmer, Inc.	79,156
26,384	Pfizer, Inc.	1,076,467
504	Regeneron Pharmaceuticals, Inc.*	414,122
1,843	Thermo Fisher Scientific, Inc.	1,062,250
1,214	Vertex Pharmaceuticals, Inc.*	382,495
5,718	Viatris, Inc.	55,007
281	Waters Corp.*	87,006
351	West Pharmaceutical Services, Inc.	121,611

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
2,184	Zoetis, Inc.	$ 363,505

		13,408,062

Real Estate Management & Development – 0.1%
1,481	CBRE Group, Inc., Class A*	107,832

Semiconductors & Semiconductor Equipment – 6.4%
7,605	Advanced Micro Devices, Inc.*	745,366
2,380	Analog Devices, Inc.	469,384
3,974	Applied Materials, Inc.	488,126
1,965	Broadcom, Inc.	1,260,626
640	Enphase Energy, Inc.*	134,579
465	First Solar, Inc.*	101,138
19,506	Intel Corp.	637,261
654	KLA Corp.	261,057
638	Lam Research Corp.	338,217
2,559	Microchip Technology, Inc.	214,393
5,137	Micron Technology, Inc.	309,967
210	Monolithic Power Systems, Inc.	105,113
11,574	NVIDIA Corp.	3,214,910
1,222	NXP Semiconductors NV (China)	227,873
2,029	ON Semiconductor Corp.*	167,027
465	Qorvo, Inc.*	47,230
5,242	QUALCOMM, Inc.	668,774
749	Skyworks Solutions, Inc.	88,367
258	SolarEdge Technologies, Inc.*	78,419
718	Teradyne, Inc.	77,192
4,274	Texas Instruments, Inc.	795,007

		10,430,026

Software & Services – 10.6%
2,959	Accenture PLC, Class A	845,712
2,153	Adobe, Inc.*	829,702
734	Akamai Technologies, Inc.*	57,472
414	ANSYS, Inc.*	137,779
1,020	Autodesk, Inc.*	212,323
1,294	Cadence Design Systems, Inc.*	271,856
740	Ceridian HCM Holding, Inc.*	54,183
2,387	Cognizant Technology Solutions Corp., Class A	145,440
1,107	DXC Technology Co.*	28,295
275	EPAM Systems, Inc.*	82,225
120	Fair Isaac Corp.*	84,323
3,056	Fortinet, Inc.*	203,102

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
376	Gartner, Inc.*	$ 122,489
2,724	Gen Digital, Inc.	46,744
4,263	International Business Machines Corp.	558,837
1,320	Intuit, Inc.	588,495
35,034	Microsoft Corp.	10,100,302
7,226	Oracle Corp.	671,440
229	Paycom Software, Inc.*	69,618
503	PTC, Inc.*	64,500
501	Roper Technologies, Inc.	220,786
4,699	Salesforce, Inc.*	938,766
958	ServiceNow, Inc.*	445,202
719	Synopsys, Inc.*	277,714
198	Tyler Technologies, Inc.*	70,219
429	VeriSign, Inc.*	90,660

		17,218,184

Technology Hardware & Equipment – 9.0%
2,814	Amphenol Corp., Class A	229,960
69,998	Apple, Inc.	11,542,670
1,133	Arista Networks, Inc.*	190,185
637	CDW Corp.	124,145
19,307	Cisco Systems, Inc.	1,009,274
3,628	Corning, Inc.	127,996
287	F5, Inc.*	41,813
5,937	Hewlett Packard Enterprise Co.	94,577
4,043	HP, Inc.	118,662
1,531	Juniper Networks, Inc.	52,697
830	Keysight Technologies, Inc.*	134,028
790	Motorola Solutions, Inc.	226,043
1,026	NetApp, Inc.	65,510
928	Seagate Technology Holdings PLC	61,359
1,499	TE Connectivity Ltd.	196,594
220	Teledyne Technologies, Inc.*	98,419
1,155	Trimble, Inc.*	60,545
1,546	Western Digital Corp.*	58,238
244	Zebra Technologies Corp., Class A*	77,592

		14,510,307

Telecommunication Services – 1.1%
33,512	AT&T, Inc.	645,106
2,798	T-Mobile US, Inc.*	405,262
19,809	Verizon Communications, Inc.	770,372

		1,820,740

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Transportation – 1.7%
618	Alaska Air Group, Inc.*	$ 25,931
3,127	American Airlines Group, Inc.*	46,123
558	C.H. Robinson Worldwide, Inc.	55,448
9,937	CSX Corp.	297,514
3,048	Delta Air Lines, Inc.*	106,436
760	Expeditors International of Washington, Inc.	83,691
1,096	FedEx Corp.	250,425
397	J.B. Hunt Transport Services, Inc.	69,658
1,073	Norfolk Southern Corp.	227,476
422	Old Dominion Freight Line, Inc.	143,835
2,749	Southwest Airlines Co.	89,452
2,876	Union Pacific Corp.	578,824
1,553	United Airlines Holdings, Inc.*	68,720
3,431	United Parcel Service, Inc., Class B	665,580

		2,709,113

Utilities – 2.9%
3,209	AES Corp. (The)	77,273
1,203	Alliant Energy Corp.	64,240
1,198	Ameren Corp.	103,495
2,423	American Electric Power Co., Inc.	220,469
881	American Water Works Co., Inc.	129,058
661	Atmos Energy Corp.	74,270
2,937	CenterPoint Energy, Inc.	86,524
1,345	CMS Energy Corp.	82,556
1,687	Consolidated Edison, Inc.	161,395
1,555	Constellation Energy Corp.	122,067
3,928	Dominion Energy, Inc.	219,614
918	DTE Energy Co.	100,558
3,608	Duke Energy Corp.	348,064
1,796	Edison International	126,780
943	Entergy Corp.	101,599
1,065	Evergy, Inc.	65,093
1,638	Eversource Energy	128,190
4,683	Exelon Corp.	196,171
2,575	FirstEnergy Corp.	103,155
9,372	NextEra Energy, Inc.	722,394
1,888	NiSource, Inc.	52,788
1,096	NRG Energy, Inc.	37,582
7,569	PG&E Corp.*	122,391
543	Pinnacle West Capital Corp.	43,027
3,489	PPL Corp.	96,959
2,325	Public Service Enterprise Group, Inc.	145,196
1,486	Sempra Energy	224,624

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
5,102	Southern Co. (The)	$ 354,997
1,499	WEC Energy Group, Inc.	142,090
2,555	Xcel Energy, Inc.	172,309

		4,624,928

TOTAL INVESTMENTS – 99.9% (Cost $42,921,711)		$161,653,080

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		105,322

NET ASSETS – 100.0%		$161,758,402

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E- MINI FUTURES	2	06/16/23	$413,775	$14,370

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Australia – 9.8%
20,055	Allkem Ltd. (Materials)*	$ 160,663
41,367	ANZ Group Holdings Ltd. (Banks)	637,471
6,525	ASX Ltd. (Financial Services)	284,951
51,297	BHP Group Ltd. (Materials)	1,621,700
4,281	Cochlear Ltd. (Health Care Equipment & Services)	681,537
19,827	Commonwealth Bank of Australia (Banks)	1,309,089
52,162	Deterra Royalties Ltd. (Materials)	167,854
13,265	Fortescue Metals Group Ltd. (Materials)	199,394
122,486	Glencore PLC (Materials)	704,812
11,234	Goodman Group REIT (Equity Real Estate Investment Trusts)	142,558
39,103	Incitec Pivot Ltd. (Materials)	82,399
39,478	National Australia Bank Ltd. (Banks)	735,608
15,596	Pilbara Minerals Ltd. (Materials)	41,492
33,672	Qantas Airways Ltd. (Transportation)*	150,293
16,883	Suncorp Group Ltd. (Insurance)	137,177
24,840	Telstra Group Ltd. (Telecommunication Services)	70,332
58,735	Westpac Banking Corp. (Banks)	855,159
14,606	WiseTech Global Ltd. (Software & Services)	643,448
40,533	Woodside Energy Group Ltd. (Energy)	905,514
32,734	Woolworths Group Ltd. (Consumer Staples Distribution & Retail)	832,187

		10,363,638

Austria – 0.4%
5,333	Raiffeisen Bank International AG (Banks)*	81,868
8,885	Strabag SE (Capital Goods)	380,132

		462,000

Belgium – 0.5%
1,438	D’ieteren Group (Consumer Discretionary Distribution & Retail)	279,810
3,739	KBC Ancora (Banks)	172,287
381	Melexis NV (Semiconductors & Semiconductor Equipment)	44,124

		496,221

China – 0.5%
128,500	BOC Hong Kong Holdings Ltd. (Banks)	400,053

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
129,600	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	$ 117,226

		517,279

Denmark – 3.2%
131	AP Moller – Maersk A/S, Class A (Transportation)	232,400
107	AP Moller – Maersk A/S, Class B (Transportation)	194,495
424	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	160,274
2,941	Jyske Bank A/S (Banks)*	206,098
15,456	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,454,743
7,957	Spar Nord Bank A/S (Banks)	125,681

		3,373,691

Finland – 1.4%
6,219	Kone OYJ, Class B (Capital Goods)	324,346
26,193	Nokia OYJ (Technology Hardware & Equipment)	128,578
50,544	Nordea Bank Abp (Banks)	539,724
9,733	Sampo OYJ, Class A (Insurance)	459,254

		1,451,902

France – 13.1%
9,389	Airbus SE (Capital Goods)	1,254,067
4,478	Capgemini SE (Software & Services)	832,173
650	Christian Dior SE (Consumer Durables & Apparel)	580,689
3,737	Cie de Saint-Gobain (Capital Goods)	212,425
3,329	Dassault Aviation SA (Capital Goods)	658,577
18,708	Dassault Systemes (Software & Services)	771,725
12,607	Edenred (Financial Services)	746,143
6,278	Eiffage SA (Capital Goods)	679,380
18,400	Engie SA (Utilities)	291,175
5,623	EssilorLuxottica SA (Health Care Equipment & Services)	1,013,957
611	Hermes International (Consumer Durables & Apparel)	1,237,433
8,294	Legrand SA (Capital Goods)	757,843
663	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	608,574

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
10,822	Publicis Groupe SA (Media & Entertainment)	$ 844,764
7,121	Rexel SA (Capital Goods)*	169,300
6,735	Safran SA (Capital Goods)	997,028
24,401	Societe Generale SA (Banks)	549,788
5,211	Thales SA (Capital Goods)	770,431
6,946	Vinci SA (Capital Goods)	796,307

		13,771,779

Germany – 7.3%
17,119	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,093,590
7,433	Bayerische Motoren Werke AG (Automobiles & Components)	814,648
5,861	Beiersdorf AG (Household & Personal Products)	762,443
1,271	Deutsche Boerse AG (Financial Services)	247,477
79,284	E.ON SE (Utilities)	989,047
3,405	HUGO BOSS AG (Consumer Durables & Apparel)	244,855
26,643	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,094,102
133	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	24,796
2,868	MTU Aero Engines AG (Capital Goods)	717,689
735	Rheinmetall AG (Capital Goods)	217,744
10,458	SAP SE (Software & Services)	1,320,539
545	Siltronic AG (Semiconductors & Semiconductor Equipment)	39,862
1,040	Wacker Chemie AG (Materials)	169,009

		7,735,801

Hong Kong – 1.2%
33,600	AIA Group Ltd. (Insurance)	352,375
31,800	Bank of East Asia Ltd. (The) (Banks)	40,397
4,300	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	190,596
5,700	Jardine Matheson Holdings Ltd. (Capital Goods)	277,020
50,000	Sino Land Co. Ltd. (Real Estate Management & Development)	67,616

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
24,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	$ 336,231

		1,264,235

Italy – 2.0%
51,694	Banco BPM SpA (Banks)	201,935
1,773	Ferrari NV (Automobiles & Components)	480,455
28,350	Leonardo SpA (Capital Goods)	332,477
1,624	Prysmian SpA (Capital Goods)	68,193
549	Reply SpA (Software & Services)	68,939
50,094	UniCredit SpA (Banks)	944,166

		2,096,165

Japan – 20.5%
4,800	AGC, Inc. (Capital Goods)	178,949
46,800	Asia Pile Holdings Corp. (Materials)	260,236
30,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	437,585
8,900	Axell Corp. (Semiconductors & Semiconductor Equipment)	120,663
9,900	Canon Marketing Japan, Inc. (Technology Hardware & Equipment)	235,881
4,600	Central Japan Railway Co. (Transportation)	548,871
3,400	Chubu Electric Power Co., Inc. (Utilities)	35,868
1,900	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	20,764
3,500	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	97,995
700	Daido Steel Co. Ltd. (Materials)	27,553
20,900	Eagle Industry Co. Ltd. (Automobiles & Components)	188,060
1,100	Enplas Corp. (Technology Hardware & Equipment)	40,707
44,100	Fujikura Ltd. (Capital Goods)	313,267
5,900	Fujitsu Ltd. (Software & Services)	797,269
3,400	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	38,249
17,700	Heiwa Corp. (Consumer Services)	351,168
27,400	Honda Motor Co. Ltd. (Automobiles & Components)	724,762
68,600	Ichigo, Inc. (Real Estate Management & Development)	143,803
14,100	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	157,868

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,600	J Front Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	$ 15,979
39,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	838,605
3,200	JFE Holdings, Inc. (Materials)	40,616
40,800	JGC Holdings Corp. (Capital Goods)	507,066
7,100	Kamigumi Co. Ltd. (Transportation)	149,159
18,800	KDDI Corp. (Telecommunication Services)	579,750
57,900	Kobe Steel Ltd. (Materials)	461,571
21,300	Komatsu Ltd. (Capital Goods)	528,775
6,900	Komori Corp. (Capital Goods)	51,773
43,000	Lion Corp. (Household & Personal Products)	464,650
22,700	Mandom Corp. (Household & Personal Products)	253,594
8,800	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	196,613
4,000	Miraial Co. Ltd. (Semiconductors & Semiconductor Equipment)	49,671
15,400	Mitsubishi Corp. (Capital Goods)	553,421
135,500	Mitsubishi HC Capital, Inc. (Financial Services)	699,688
6,200	Mitsubishi Heavy Industries Ltd. (Capital Goods)	228,414
1,500	Mitsubishi Kakoki Kaisha Ltd. (Capital Goods)	25,384
3,000	Mitsubishi Shokuhin Co. Ltd. (Consumer Staples Distribution & Retail)	73,721
16,600	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	311,822
44,700	Namura Shipbuilding Co. Ltd. (Capital Goods)*	117,748
7,400	NGK Spark Plug Co. Ltd. (Automobiles & Components)	153,128
2,000	Nippon Kayaku Co. Ltd. (Materials)	18,121
4,000	Nippon Sanso Holdings Corp. (Materials)	72,266
33,300	Nippon Steel Corp. (Materials)	785,264
15,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	475,135
16,400	Nippon Thompson Co. Ltd. (Capital Goods)	72,286
2,400	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	58,834
19,300	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	225,866

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,100	Nissin Corp. (Transportation)	$ 81,629
3,600	Open Door, Inc. (Consumer Services)*	42,436
43,600	ORIX Corp. (Financial Services)	718,877
23,900	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	758,816
22,100	Riken Technos Corp. (Materials)	98,557
29,500	Round One Corp. (Consumer Services)	114,127
1,000	Sankyu, Inc. (Transportation)	37,111
68,200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	582,719
4,600	Sanyo Special Steel Co. Ltd. (Materials)	85,494
29,900	SBI Holdings, Inc. (Financial Services)	593,809
5,600	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	496,743
2,700	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	38,347
6,900	Shikoku Electric Power Co., Inc. (Utilities)*	39,225
15,000	SoftBank Group Corp. (Telecommunication Services)	589,703
12,000	Subaru Corp. (Automobiles & Components)	191,563
10,600	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	159,466
36,600	Sumitomo Corp. (Capital Goods)	648,382
17,400	Sumitomo Heavy Industries Ltd. (Capital Goods)	426,688
52,600	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	322,312
19,100	Suzuki Motor Corp. (Automobiles & Components)	695,573
1,400	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	58,375
6,200	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	90,415
13,900	Take And Give Needs Co. Ltd. (Consumer Services)	141,145
7,000	Takuma Co. Ltd. (Capital Goods)	70,311
14,300	Toho Gas Co. Ltd. (Utilities)	266,245
16,900	Tokyo Century Corp. (Financial Services)	564,204
300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	36,650

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
32,200	Tokyo Gas Co. Ltd. (Utilities)	$ 605,141
8,800	Toyo Engineering Corp. (Capital Goods)*	37,688
1,400	Transcosmos, Inc. (Commercial & Professional Services)	33,230
16,400	Xebio Holdings Co. Ltd. (Consumer Discretionary Distribution & Retail)	130,026
8,200	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	122,426

		21,605,871

Macau – 0.1%
20,000	Sands China Ltd. (Consumer Services)*	69,480

Malta – 0.1%
4,031	Kambi Group PLC (Consumer Services)*	72,235

Netherlands – 6.7%
3,865	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,633,800
2,365	Eurocommercial Properties NV REIT (Equity Real Estate Investment Trusts)	53,897
7,610	Heineken Holding NV (Food, Beverage & Tobacco)	698,204
7,861	Heineken NV (Food, Beverage & Tobacco)	844,672
71,878	ING Groep NV (Banks)	853,577
7,850	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	268,196
55,373	Shell PLC (Energy)	1,586,498
987	Wolters Kluwer NV (Commercial & Professional Services)	124,596

		7,063,440

Norway – 2.1%
33,859	Aker Solutions ASA (Energy)	123,546
39,353	DNB Bank ASA (Banks)	704,251
15,816	Elkem ASA (Materials)*(a)	53,747
21,227	Equinor ASA (Energy)	603,450
15,978	Kongsberg Gruppen ASA (Capital Goods)	645,875
13,813	MPC Container Ships ASA (Transportation)	22,104
15,917	Odfjell Drilling Ltd. (Energy)*	40,662
2,965	Telenor ASA (Telecommunication Services)	34,765

		2,228,400

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.5%
23,721	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	$ 556,800

Singapore – 1.4%
84,200	Oversea-Chinese Banking Corp. Ltd. (Banks)	784,895
12,377	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	659,107

		1,444,002

South Africa – 0.3%
8,236	Anglo American PLC (Materials)	273,942

Spain – 1.4%
1,490	Amadeus IT Group SA (Consumer Services)*	99,955
10,564	Banco Bilbao Vizcaya Argentaria SA (Banks)	75,526
7,355	Bankinter SA (Banks)	41,779
28,723	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	964,957
36,266	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts)	317,308

		1,499,525

Sweden – 4.8%
613	Boliden AB (Materials)	24,081
12,534	Epiroc AB, Class B (Capital Goods)	213,711
6,530	Evolution AB (Consumer Services)(a)	874,879
4,769	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary Distribution & Retail)	68,185
39,908	Investor AB, Class B (Financial Services)	794,991
3,035	Saab AB, Class B (Capital Goods)	184,379
22,445	Skandinaviska Enskilda Banken AB, Class A (Banks)*	247,754
49,640	SSAB AB, Class A (Materials)	366,791
42,242	SSAB AB, Class B (Materials)	301,952
44,952	Swedbank AB, Class A (Banks)(b)	739,219
24,663	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	574,662

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
31,539	Volvo AB, Class B (Capital Goods)(b)	$ 649,913

		5,040,517

Switzerland – 5.3%
3,642	ABB Ltd. (Capital Goods)	125,291
4,597	Alcon, Inc. (Health Care Equipment & Services)	326,330
82	Bucher Industries AG (Capital Goods)	38,352
25	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	295,266
3	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	355,309
8,352	Cie Financiere Richemont SA (Consumer Durables & Apparel)	1,339,294
7,030	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	645,484
141	Schindler Holding AG (Capital Goods)	29,838
2,546	Sonova Holding AG (Health Care Equipment & Services)	751,041
1,123	Swatch Group AG (The) – Bearer (Consumer Durables & Apparel)	386,751
5,290	Swatch Group AG (The) – Registered (Consumer Durables & Apparel)	335,421
45,053	UBS Group AG (Financial Services)	953,358

		5,581,735

United Kingdom – 8.7%
20,596	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,429,568
109,003	Aviva PLC (Insurance)	544,485
1,367	BAE Systems PLC (Capital Goods)	16,535
21,497	BP PLC ADR (Energy)	815,596
31,614	British American Tobacco PLC (Food, Beverage & Tobacco)	1,108,211
21,000	CK Hutchison Holdings Ltd. (Capital Goods)	129,920
33,084	Compass Group PLC (Consumer Services)	831,453
486	DCC PLC (Capital Goods)	28,330
33,369	Imperial Brands PLC (Food, Beverage & Tobacco)	767,344
3,743	Inchcape PLC (Consumer Discretionary Distribution & Retail)	35,879
7,683	Informa PLC (Media & Entertainment)	65,855
137,594	JD Sports Fashion PLC (Consumer Discretionary Distribution & Retail)	303,013

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
9,089	M&G PLC (Financial Services)	$ 22,278
62,189	NatWest Group PLC (Banks)	202,925
8,859	Next PLC (Consumer Discretionary Distribution & Retail)	720,059
32,409	Pearson PLC (Consumer Services)	339,158
875	Reckitt Benckiser Group PLC (Household & Personal Products)	66,568
26,756	Smiths Group PLC (Capital Goods)	567,462
27,499	SSE PLC (Utilities)	613,609
72,795	Standard Chartered PLC (Banks)	551,718

		9,159,966

United States – 6.6%
23,761	Computershare Ltd. (Commercial & Professional Services)	345,134
30,041	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,068,859
8,394	Nestle SA (Food, Beverage & Tobacco)	1,023,485
2,548	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	728,072
122,400	Samsonite International SA (Consumer Durables & Apparel)*(a)	379,532
13,737	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,490,174
4,298	Schneider Electric SE (Capital Goods)	718,299
42,709	Stellantis NV (Automobiles & Components)	776,719
30,234	Tenaris SA (Energy)	428,392

		6,958,666

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $95,527,083)		$ 103,087,290

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,380,760	4.725%	$ 1,380,760
(Cost $1,380,760)

TOTAL INVESTMENTS – 99.2% (Cost $96,907,843)		$104,468,050

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		880,092

NET ASSETS – 100.0%		$105,348,142

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector Name	% of Market Value
Financials	17.5%
Industrials	17.1
Consumer Discretionary	14.2
Health Care	14.0
Information Technology	10.0
Consumer Staples	9.2
Materials	5.8
Energy	4.3
Utilities	2.7
Communication Services	2.6
Real Estate	1.3
Securities Lending Reinvestment Vehicle	1.3
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	8	06/16/23	$369,685	$19,157
FTSE 100 Index	1	06/16/23	94,235	958
TOPIX Index	1	06/08/23	150,894	(654)

Total Futures Contracts				$19,461

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Automobiles & Components – 1.0%
105,486	General Motors Co.	$ 3,869,226

Banks – 5.5%
266,734	Bank of America Corp.	7,628,592
89,263	JPMorgan Chase & Co.	11,631,861
12,959	M&T Bank Corp.	1,549,508

		20,809,961

Capital Goods – 8.0%
20,678	Caterpillar, Inc.	4,731,954
32,832	Eaton Corp. PLC	5,625,435
70,629	General Electric Co.	6,752,132
12,556	Illinois Tool Works, Inc.	3,056,758
26,017	L3Harris Technologies, Inc.	5,105,576
60,384	Stanley Black & Decker, Inc.	4,865,743

		30,137,598

Commercial & Professional Services – 0.6%
16,812	Waste Connections, Inc.	2,338,045

Consumer Discretionary Distribution & Retail – 3.8%
48,133	Amazon.com, Inc.*	4,971,658
95,786	Foot Locker, Inc.	3,801,746
50,591	Ross Stores, Inc.	5,369,223

		14,142,627

Consumer Durables & Apparel – 0.9%
77,153	Tapestry, Inc.	3,326,066

Consumer Staples Distribution & Retail – 3.7%
33,110	Target Corp.	5,484,009
56,746	Walmart, Inc.	8,367,198

		13,851,207

Energy – 7.2%
40,869	Chesapeake Energy Corp.	3,107,679
53,418	ConocoPhillips	5,299,600
26,714	EOG Resources, Inc.	3,062,226
109,605	Exxon Mobil Corp.	12,019,284
26,940	Hess Corp.	3,565,239

		27,054,028

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts – 2.4%
19,911	Alexandria Real Estate Equities, Inc. REIT	$ 2,500,622
15,361	American Tower Corp. REIT	3,138,867
20,829	AvalonBay Communities, Inc. REIT	3,500,522

		9,140,011

Financial Services – 10.9%
27,119	American Express Co.	4,473,279
20,540	Berkshire Hathaway, Inc., Class B*	6,342,136
9,058	BlackRock, Inc.	6,060,889
56,056	Charles Schwab Corp. (The)	2,936,213
67,147	Fidelity National Information Services, Inc.	3,648,097
90,099	Morgan Stanley	7,910,692
85,650	Nasdaq, Inc.	4,682,485
66,056	PayPal Holdings, Inc.*	5,016,293

		41,070,084

Food, Beverage & Tobacco – 2.5%
69,915	Coca-Cola Co. (The)	4,336,828
128,232	Kraft Heinz Co. (The)	4,958,731

		9,295,559

Health Care Equipment & Services – 7.8%
140,072	Boston Scientific Corp.*	7,007,802
43,400	Centene Corp.*	2,743,314
11,272	Cooper Cos., Inc. (The)	4,208,514
81,528	CVS Health Corp.	6,058,346
35,500	Edwards Lifesciences Corp.*	2,936,915
50,091	Zimmer Biomet Holdings, Inc.	6,471,757

		29,426,648

Household & Personal Products – 1.5%
74,818	Colgate-Palmolive Co.	5,622,573

Insurance – 2.6%
32,414	Globe Life, Inc.	3,566,188
66,937	MetLife, Inc.	3,878,330
17,805	Progressive Corp. (The)	2,547,183

		9,991,701

Materials – 6.3%
33,402	Ashland, Inc.	3,430,719
66,934	Ball Corp.	3,688,733

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
111,595	Freeport-McMoRan, Inc.	$ 4,565,352
19,485	Linde PLC	6,925,748
13,949	Martin Marietta Materials, Inc.	4,952,732

		23,563,284

Media & Entertainment – 5.6%
72,180	Alphabet, Inc., Class A*	7,487,232
21,307	Electronic Arts, Inc.	2,566,428
31,268	Meta Platforms, Inc., Class A*	6,626,940
24,015	Omnicom Group, Inc.	2,265,575
184,472	Snap, Inc., Class A*	2,067,931

		21,014,106

Pharmaceuticals, Biotechnology & Life Sciences – 8.7%
27,673	AstraZeneca PLC ADR (United Kingdom)	1,920,783
115,526	Bristol-Myers Squibb Co.	8,007,107
72,794	Gilead Sciences, Inc.	6,039,718
73,978	Johnson & Johnson	11,466,590
14,822	Neurocrine Biosciences, Inc.*	1,500,283
11,724	Sarepta Therapeutics, Inc.*	1,615,919
7,127	Waters Corp.*	2,206,733

		32,757,133

Semiconductors & Semiconductor Equipment – 2.3%
9,157	KLA Corp.	3,655,200
69,110	Marvell Technology, Inc.	2,992,463
31,493	Micron Technology, Inc.	1,900,287

		8,547,950

Software & Services – 4.7%
10,135	Adobe, Inc.*	3,905,725
44,095	Oracle Corp.	4,097,307
40,816	Salesforce, Inc.*	8,154,221
14,083	Zscaler, Inc.*	1,645,317

		17,802,570

Technology Hardware & Equipment – 2.2%
117,612	Cisco Systems, Inc.	6,148,167
13,176	Keysight Technologies, Inc.*	2,127,661

		8,275,828

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – 1.9%
365,501	AT&T, Inc.	$ 7,035,894

Transportation – 3.0%
25,835	Norfolk Southern Corp.	5,477,020
9,473	Old Dominion Freight Line, Inc.	3,228,777
58,299	United Airlines Holdings, Inc.*	2,579,731

		11,285,528

Utilities – 5.6%
59,668	Ameren Corp.	5,154,718
30,716	Atmos Energy Corp.	3,451,250
33,771	CMS Energy Corp.	2,072,864
84,714	NextEra Energy, Inc.	6,529,755
56,925	Xcel Energy, Inc.	3,839,022

		21,047,609

TOTAL COMMON STOCKS
(Cost $331,110,083)		$371,405,236

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
41,254	4.725%	$ 41,254
(Cost $41,254)

TOTAL INVESTMENTS – 98.7% (Cost $331,151,337)		$371,446,490

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		4,749,446

NET ASSETS – 100.0%		$ 376,195,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Automobiles & Components – 1.7%
8,776	Aptiv PLC*	$ 984,579

Banks – 0.1%
3,478	First Republic Bank	48,657

Capital Goods – 13.1%
6,668	AMETEK, Inc.	969,060
4,513	Chart Industries, Inc.*	565,930
2,686	Cummins, Inc.	641,632
9,173	Fortive Corp.	625,323
7,975	ITT, Inc.	688,243
5,068	Rockwell Automation, Inc.	1,487,205
6,814	Trane Technologies PLC	1,253,640
6,058	Woodward, Inc.	589,867
6,965	Xylem, Inc.	729,236

		7,550,136

Commercial & Professional Services – 1.5%
12,310	CoStar Group, Inc.*	847,544

Consumer Discretionary Distribution & Retail – 5.3%
5,165	Burlington Stores, Inc.*	1,043,847
7,516	Etsy, Inc.*	836,756
1,497	RH*	364,594
1,543	Ulta Beauty, Inc.*	841,969

		3,087,166

Consumer Durables & Apparel – 3.5%
4,336	Lululemon Athletica, Inc.*	1,579,128
9,967	Tapestry, Inc.	429,677

		2,008,805

Consumer Services – 2.8%
1,665	Domino’s Pizza, Inc.	549,234
10,738	Expedia Group, Inc.*	1,041,908

		1,591,142

Energy – 4.3%
6,407	Cheniere Energy, Inc.	1,009,743
7,776	Devon Energy Corp.	393,543
4,657	Hess Corp.	616,308

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
6,387	Targa Resources Corp.	$ 465,932

		2,485,526

Equity Real Estate Investment Trusts – 1.3%
5,584	Ryman Hospitality Properties, Inc. REIT	501,052
870	SBA Communications Corp. REIT	227,131

		728,183

Financial Services – 4.9%
5,870	Discover Financial Services	580,191
5,770	Jack Henry & Associates, Inc.	869,654
1,851	MSCI, Inc.	1,035,986
4,503	Tradeweb Markets, Inc., Class A	355,827

		2,841,658

Food, Beverage & Tobacco – 3.2%
10,648	McCormick & Co., Inc.	886,020
58,987	Utz Brands, Inc.	971,516

		1,857,536

Health Care Equipment & Services – 10.4%
949	Align Technology, Inc.*	317,099
1,563	Cooper Cos., Inc. (The)	583,562
14,555	Dexcom, Inc.*	1,691,000
3,914	Insulet Corp.*	1,248,410
7,008	Veeva Systems, Inc., Class A*	1,288,000
6,742	Zimmer Biomet Holdings, Inc.	871,066

		5,999,137

Materials – 7.7%
6,053	Ashland, Inc.	621,704
1,584	Avery Dennison Corp.	283,425
19,931	Ball Corp.	1,098,397
11,712	Freeport-McMoRan, Inc.	479,138
2,715	Martin Marietta Materials, Inc.	963,988
7,291	PPG Industries, Inc.	973,932

		4,420,584

Media & Entertainment – 4.4%
10,373	Live Nation Entertainment, Inc.*	726,110
29,763	Snap, Inc., Class A*	333,643
16,952	Trade Desk, Inc. (The), Class A*	1,032,546

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
30,307	Warner Bros Discovery, Inc.*	$ 457,636

		2,549,935

Pharmaceuticals, Biotechnology & Life Sciences – 10.7%
3,107	Alnylam Pharmaceuticals, Inc.*	622,394
716	Argenx SE ADR (Netherlands) *	266,767
1,057	Biogen, Inc.*	293,878
4,308	BioMarin Pharmaceutical, Inc.*	418,910
7,541	Catalent, Inc.*	495,519
752	Mettler-Toledo International, Inc.*	1,150,718
5,740	Neurocrine Biosciences, Inc.*	581,003
4,817	Sarepta Therapeutics, Inc.*	663,927
2,226	Seagen, Inc.*	450,698
3,581	West Pharmaceutical Services, Inc.	1,240,709

		6,184,523

Semiconductors & Semiconductor Equipment – 5.0%
3,944	Enphase Energy, Inc.*	829,344
8,475	Entegris, Inc.	695,035
13,003	Marvell Technology, Inc.	563,030
5,391	MKS Instruments, Inc.	477,750
4,068	ON Semiconductor Corp.*	334,878

		2,900,037

Software & Services – 11.7%
8,260	Cadence Design Systems, Inc.*	1,735,344
6,986	Crowdstrike Holdings, Inc., Class A*	958,898
9,073	Datadog, Inc., Class A*	659,244
7,439	DocuSign, Inc.*	433,694
18,741	Dynatrace, Inc.*	792,744
2,219	HubSpot, Inc.*	951,396
1,628	Paycom Software, Inc.*	494,928
6,049	Zscaler, Inc.*	706,705

		6,732,953

Technology Hardware & Equipment – 3.9%
11,813	Amphenol Corp., Class A	965,358
8,097	Keysight Technologies, Inc.*	1,307,504

		2,272,862

Transportation – 2.6%
2,873	Old Dominion Freight Line, Inc.	979,234

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
1,916	Saia, Inc.*	$ 521,305

		1,500,539

TOTAL COMMON STOCKS
(Cost $47,819,758)		$ 56,591,502

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
144,239	4.725%	$ 144,239
(Cost $144,239)

TOTAL INVESTMENTS – 98.4% (Cost $47,963,997)		$56,735,741

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		929,513

NET ASSETS – 100.0%		$57,665,254

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Automobiles & Components – 0.5%
17,941	Aptiv PLC*	$ 2,012,801

Banks – 3.2%
72,370	Citizens Financial Group, Inc.	2,197,877
55,574	East West Bancorp, Inc.	3,084,357
17,288	First Republic Bank	241,859
37,079	M&T Bank Corp.	4,433,536
45,257	Pinnacle Financial Partners, Inc.	2,496,376

		12,454,005

Capital Goods – 15.9%
29,498	Allegion PLC	3,148,322
47,866	AMETEK, Inc.	6,956,366
24,051	Chart Industries, Inc.*	3,015,995
32,299	Cummins, Inc.	7,715,585
47,692	Fastenal Co.	2,572,507
92,035	Fortive Corp.	6,274,026
71,619	ITT, Inc.	6,180,720
16,663	L3Harris Technologies, Inc.	3,269,947
18,027	Rockwell Automation, Inc.	5,290,023
69,286	Stanley Black & Decker, Inc.	5,583,066
21,630	Trane Technologies PLC	3,979,487
4,364	TransDigm Group, Inc.	3,216,486
52,847	Woodward, Inc.	5,145,712

		62,348,242

Consumer Discretionary Distribution & Retail – 3.4%
9,773	Burlington Stores, Inc.*	1,975,123
46,058	Foot Locker, Inc.	1,828,042
8,311	RH*	2,024,144
70,076	Ross Stores, Inc.	7,437,166

		13,264,475

Consumer Durables & Apparel – 1.4%
48,868	Capri Holdings Ltd.*	2,296,796
30,079	Lennar Corp., Class A	3,161,604

		5,458,400

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – 3.0%
72,191	Las Vegas Sands Corp.*	$ 4,147,373
58,144	Yum! Brands, Inc.	7,679,659

		11,827,032

Consumer Staples Distribution & Retail – 1.8%
151,093	Grocery Outlet Holding Corp.*	4,269,888
49,252	Performance Food Group Co.*	2,971,866

		7,241,754

Energy – 3.1%
18,352	Cheniere Energy, Inc.	2,892,275
35,568	Chesapeake Energy Corp.	2,704,591
60,070	Devon Energy Corp.	3,040,143
150,050	Marathon Oil Corp.	3,595,198

		12,232,207

Equity Real Estate Investment Trusts – 9.5%
51,936	Alexandria Real Estate Equities, Inc. REIT	6,522,642
87,108	Americold Realty Trust, Inc. REIT	2,478,223
36,259	AvalonBay Communities, Inc. REIT	6,093,688
78,244	CubeSmart REIT	3,616,438
27,778	EastGroup Properties, Inc. REIT	4,592,259
43,064	Equity LifeStyle Properties, Inc. REIT	2,890,886
77,421	Invitation Homes, Inc. REIT	2,417,858
44,041	Regency Centers Corp. REIT	2,694,428
68,944	Ventas, Inc. REIT	2,988,722
86,282	VICI Properties, Inc. REIT	2,814,519

		37,109,663

Financial Services – 7.5%
119,319	Carlyle Group, Inc. (The)	3,706,048
31,189	Discover Financial Services	3,082,721
52,452	Fidelity National Information Services, Inc.	2,849,717
27,150	Jack Henry & Associates, Inc.	4,092,048
6,446	MSCI, Inc.	3,607,762
82,043	Nasdaq, Inc.	4,485,291
40,464	Raymond James Financial, Inc.	3,774,077

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
54,041	Voya Financial, Inc.	$ 3,861,770

		29,459,434

Food, Beverage & Tobacco – 2.8%
93,903	Coca-Cola Europacific Partners PLC (United Kingdom)	5,558,118
41,086	McCormick & Co., Inc.	3,418,766
112,542	Utz Brands, Inc.	1,853,567

		10,830,451

Health Care Equipment & Services – 5.3%
27,210	AmerisourceBergen Corp.	4,356,593
30,480	Centene Corp.*	1,926,641
16,650	Cooper Cos., Inc. (The)	6,216,444
63,768	Zimmer Biomet Holdings, Inc.	8,238,826

		20,738,504

Insurance – 6.2%
43,870	Allstate Corp. (The)	4,861,235
16,421	American Financial Group, Inc.	1,995,152
75,252	Arch Capital Group Ltd.*	5,107,353
22,614	Arthur J Gallagher & Co.	4,326,284
30,123	Globe Life, Inc.	3,314,132
1,207	Markel Corp.*	1,541,834
81,241	Unum Group	3,213,894

		24,359,884

Materials – 10.3%
51,518	Ashland, Inc.	5,291,414
58,245	ATI, Inc.*	2,298,348
129,638	Ball Corp.	7,144,350
25,800	Celanese Corp.	2,809,362
62,298	Corteva, Inc.	3,757,192
35,354	Freeport-McMoRan, Inc.	1,446,332
23,258	Martin Marietta Materials, Inc.	8,257,986
25,274	PPG Industries, Inc.	3,376,101
55,221	Steel Dynamics, Inc.	6,243,286

		40,624,371

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – 2.9%
32,645	Electronic Arts, Inc.	$ 3,932,090
42,985	Live Nation Entertainment, Inc.*	3,008,950
78,075	Match Group, Inc.*	2,997,299
95,278	Warner Bros Discovery, Inc.*	1,438,698

		11,377,037

Pharmaceuticals, Biotechnology & Life Sciences – 3.1%
8,727	Biogen, Inc.*	2,426,368
27,991	BioMarin Pharmaceutical, Inc.*	2,721,845
31,583	Catalent, Inc.*	2,075,319
10,551	Sarepta Therapeutics, Inc.*	1,454,244
10,577	West Pharmaceutical Services, Inc.	3,664,613

		12,342,389

Semiconductors & Semiconductor Equipment – 2.2%
124,965	Marvell Technology, Inc.	5,410,984
35,361	MKS Instruments, Inc.	3,133,692

		8,544,676

Software & Services – 1.5%
33,046	DocuSign, Inc.*	1,926,582
47,782	Dynatrace, Inc.*	2,021,179
4,710	HubSpot, Inc.*	2,019,412

		5,967,173

Technology Hardware & Equipment – 4.7%
31,955	Keysight Technologies, Inc.*	5,160,093
25,873	Motorola Solutions, Inc.	7,403,042
537,386	Viavi Solutions, Inc.*	5,819,890

		18,383,025

Transportation – 2.5%
15,535	Old Dominion Freight Line, Inc.	5,294,949
8,372	Saia, Inc.*	2,277,854
48,074	United Airlines Holdings, Inc.*	2,127,275

		9,700,078

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 8.9%
217,579	AES Corp. (The)	$ 5,239,302
83,803	Ameren Corp.	7,239,741
17,583	American Water Works Co., Inc.	2,575,734
102,368	CMS Energy Corp.	6,283,348
25,883	Eversource Energy	2,025,604
59,764	WEC Energy Group, Inc.	5,665,029
89,846	Xcel Energy, Inc.	6,059,214

		35,087,972

TOTAL INVESTMENTS – 99.7% (Cost $344,119,446)		$391,363,573

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,134,151

NET ASSETS – 100.0%		$392,497,724

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Automobiles & Components – 0.2%
2,648	Adient PLC*	$ 108,462
15,509	Luminar Technologies, Inc.*(a)	100,653
2,096	Modine Manufacturing Co.*	48,313

		257,428

Banks – 6.1%
12,781	Amalgamated Financial Corp.	226,096
12,114	Ameris Bancorp	443,130
8,803	Associated Banc-Corp.	158,278
11,539	Axos Financial, Inc.*	426,020
1,555	BancFirst Corp.	129,221
21,365	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	576,855
2,258	BankUnited, Inc.	50,986
6,116	Business First Bancshares, Inc.	104,767
2,291	Carter Bankshares, Inc.*	32,074
19,396	Central Pacific Financial Corp.	347,188
2,025	Esquire Financial Holdings, Inc.	79,178
2,569	Financial Institutions, Inc.	49,530
39,421	First BanCorp. (Puerto Rico)	450,188
6,489	First Bancorp, Inc. (The)	168,000
2,554	Glacier Bancorp, Inc.	107,294
6,065	Guaranty Bancshares, Inc.	169,032
10,243	Hancock Whitney Corp.	372,845
11,965	Hanmi Financial Corp.	222,190
2,784	Home Bancorp, Inc.	91,956
37,011	Hope Bancorp, Inc.	363,448
10,596	International Bancshares Corp.	453,721
18,546	Luther Burbank Corp.	175,816
12,927	Macatawa Bank Corp.	132,114
4,142	Metrocity Bankshares, Inc.	70,787
3,011	National Bank Holdings Corp., Class A	100,748
2,991	Northeast Bank	100,677
263	Origin Bancorp, Inc.	8,455
501	Peoples Financial Services Corp.	21,718
2,199	Renasant Corp.	67,245
5,932	Seacoast Banking Corp. of Florida	140,588
1,440	SouthState Corp.	102,614
10,924	TrustCo Bank Corp.	348,913
7,757	UMB Financial Corp.	447,734
9,582	Veritex Holdings, Inc.	174,967

		6,914,373

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – 12.5%
805	AeroVironment, Inc.*	$ 73,786
5,208	Applied Industrial Technologies, Inc.	740,213
3,692	Arcosa, Inc.	233,002
9,359	Array Technologies, Inc.*	204,775
6,029	Atkore, Inc.*	846,954
850	Barnes Group, Inc.	34,238
9,271	Bloom Energy Corp., Class A*	184,771
734	Boise Cascade Co.	46,425
2,290	Chart Industries, Inc.*	287,166
4,329	CIRCOR International, Inc.*	134,718
5,757	Columbus McKinnon Corp.	213,930
4,602	Comfort Systems USA, Inc.	671,708
1,914	Douglas Dynamics, Inc.	61,037
598	Ducommun, Inc.*	32,717
5,360	Dycom Industries, Inc.*	501,964
4,830	Encore Wire Corp.	895,144
3,781	Enerpac Tool Group Corp.	96,415
5,774	Franklin Electric Co., Inc.	543,333
10,736	FTC Solar, Inc.*(a)	24,156
4,929	GMS, Inc.*	285,340
7,705	Griffon Corp.	246,637
8,731	H&E Equipment Services, Inc.	386,172
862	Herc Holdings, Inc.	98,182
3,950	Kennametal, Inc.	108,941
14,898	Kratos Defense & Security Solutions, Inc.*	200,825
3,106	Manitowoc Co., Inc. (The)*	53,082
3,654	Miller Industries, Inc.	129,169
895	Moog, Inc., Class A	90,171
38,890	MRC Global, Inc.*	378,011
12,520	Mueller Industries, Inc.	919,970
4,190	National Presto Industries, Inc.	302,057
3,527	Northwest Pipe Co.*	110,148
42,280	NOW, Inc.*	471,422
10,660	Powell Industries, Inc.	454,009
1,263	RBC Bearings, Inc.*	293,938
7,266	Rush Enterprises, Inc., Class A	396,724
1,940	Shoals Technologies Group, Inc., Class A*	44,213
7,190	Simpson Manufacturing Co., Inc.	788,312
1,569	SunPower Corp.*	21,715
2,337	Thermon Group Holdings, Inc.*	58,238
7,061	Titan International, Inc.*	73,999
6,430	Titan Machinery, Inc.*	195,794
47,592	Triumph Group, Inc.*	551,591
5,885	Tutor Perini Corp.*	36,310

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
221	Veritiv Corp.	$ 29,866
2,724	Vicor Corp.*	127,865
22,475	Wabash National Corp.	552,660
4,777	Watts Water Technologies, Inc., Class A	804,065
10,482	Zurn Elkay Water Solutions Corp.	223,896

		14,259,774

Commercial & Professional Services – 3.3%
51,997	Alight, Inc., Class A*	478,892
9,740	Brady Corp., Class A	523,330
11,591	BrightView Holdings, Inc.*	65,141
5,845	CBIZ, Inc.*	289,269
4,375	Deluxe Corp.	70,000
14,498	Ennis, Inc.	305,763
2,914	ExlService Holdings, Inc.*	471,573
8,079	Exponent, Inc.	805,396
347	Forrester Research, Inc.*	11,225
4,998	Franklin Covey Co.*	192,273
1,067	HNI Corp.	29,705
9,272	IBEX Holdings Ltd.*	226,237
1,783	NV5 Global, Inc.*	185,379
4,505	Red Violet, Inc.*	79,288

		3,733,471

Consumer Discretionary Distribution & Retail – 2.2%
1,477	Academy Sports & Outdoors, Inc.	96,374
3,826	Asbury Automotive Group, Inc.*	803,460
2,785	Boot Barn Holdings, Inc.*	213,442
1,031	Buckle, Inc. (The)	36,796
18,349	CarParts.com, Inc.*	97,984
2,185	Cato Corp. (The), Class A	19,315
3,250	Murphy USA, Inc.	838,663
103,948	RealReal, Inc. (The)*(a)	130,974
6,086	Sally Beauty Holdings, Inc.*	94,820
143	Winmark Corp.	45,822
3,897	Zumiez, Inc.*	71,861

		2,449,511

Consumer Durables & Apparel – 3.9%
6,832	Acushnet Holdings Corp.	348,022
7,907	Crocs, Inc.*	999,761
4,985	Dream Finders Homes, Inc., Class A*(a)	66,051
14,396	Fossil Group, Inc.*	46,067
32,352	GoPro, Inc., Class A*	162,731

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
4,191	Installed Building Products, Inc.	$ 477,900
5,514	Landsea Homes Corp.*(a)	33,415
6,607	LGI Homes, Inc.*	753,396
11,771	M/I Homes, Inc.*	742,632
4,625	Malibu Boats, Inc., Class A*	261,081
2,903	Meritage Homes Corp.	338,954
1,418	Movado Group, Inc.	40,796
818	Sturm Ruger & Co., Inc.	46,986
4,898	Topgolf Callaway Brands Corp.*	105,895

		4,423,687

Consumer Services – 5.0%
415	Biglari Holdings, Inc., Class B*	70,218
6,223	Chuy’s Holdings, Inc.*	223,095
13,370	Coursera, Inc.*	154,022
10,681	Dave & Buster’s Entertainment, Inc.*	392,954
2,394	Duolingo, Inc.*	341,361
29,689	Everi Holdings, Inc.*	509,166
16,285	First Watch Restaurant Group, Inc.*	261,537
1,481	Golden Entertainment, Inc.*	64,438
52	Graham Holdings Co., Class B	30,984
28,581	International Game Technology PLC	765,971
26,862	Laureate Education, Inc.	315,897
993	Monarch Casino & Resort, Inc.	73,631
20,622	Portillo’s, Inc., Class A*	440,692
11,527	Red Rock Resorts, Inc., Class A	513,758
78,254	Sabre Corp.*	335,710
669	Shake Shack, Inc., Class A*	37,123
1,545	Stride, Inc.*	60,641
2,164	Texas Roadhouse, Inc.	233,842
4,784	Wingstop, Inc.	878,247

		5,703,287

Consumer Staples Distribution & Retail – 0.5%
5,159	Chefs’ Warehouse, Inc. (The)*	175,664
2,984	Natural Grocers by Vitamin Cottage, Inc.	35,062
5,152	PriceSmart, Inc.	368,265

		578,991

Energy – 7.7%
362	Arch Resources, Inc.	47,589
37,669	Ardmore Shipping Corp. (Ireland)	560,138
2,602	Cactus, Inc., Class A	107,280
2,138	Chord Energy Corp.	287,775

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
5,731	Civitas Resources, Inc.	$ 391,657
17,564	Comstock Resources, Inc.	189,516
1,906	CONSOL Energy, Inc.	111,063
57,998	DHT Holdings, Inc.	626,958
4,780	Dorian LPG Ltd.	95,313
10,992	Dril-Quip, Inc.*	315,360
26,419	Equitrans Midstream Corp.	152,702
22,667	Frontline PLC (Norway) (a)	375,366
28,942	Golar LNG Ltd. (Cameroon) *	625,147
15,967	International Seaways, Inc.	665,505
22,104	Kosmos Energy Ltd. (Ghana) *	164,454
582	Matador Resources Co.	27,732
1,440	Nabors Industries Ltd.*	175,550
21,338	NexTier Oilfield Solutions, Inc.*	169,637
80,245	Nordic American Tankers Ltd.	317,770
2,086	Oil States International, Inc.*	17,376
2,854	Patterson-UTI Energy, Inc.	33,392
4,537	PBF Energy, Inc., Class A	196,724
10,170	Peabody Energy Corp.*	260,352
37,294	RPC, Inc.	286,791
14,628	Scorpio Tankers, Inc. (Monaco)	823,703
62,337	SFL Corp. Ltd. (Norway)	592,201
942	SM Energy Co.	26,527
49,301	Teekay Corp. (Bermuda) *	304,680
14,282	Teekay Tankers Ltd., Class A (Canada) *	613,126
5,790	Tidewater, Inc.*	255,223

		8,816,607

Equity Real Estate Investment Trusts – 6.5%
6,163	Apartment Investment and Management Co., Class A REIT	47,394
17,919	Apple Hospitality REIT, Inc. REIT	278,103
47,170	Chatham Lodging Trust REIT	494,813
5,754	Community Healthcare Trust, Inc. REIT	210,596
71,748	DiamondRock Hospitality Co. REIT	583,311
24,830	Equity Commonwealth REIT	514,229
2,842	Four Corners Property Trust, Inc. REIT	76,336
20,281	Independence Realty Trust, Inc. REIT	325,105
6,789	Kite Realty Group Trust REIT	142,026
61,362	LXP Industrial Trust REIT	632,642
5,516	Macerich Co. (The) REIT	58,470
13,904	NexPoint Residential Trust, Inc. REIT	607,188
37,606	Outfront Media, Inc. REIT	610,345
62,837	RLJ Lodging Trust REIT	666,072

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts – (continued)
6,537	Ryman Hospitality Properties, Inc. REIT	$ 586,565
9,130	Service Properties Trust REIT	90,935
24,336	STAG Industrial, Inc. REIT	823,044
6,731	Summit Hotel Properties, Inc. REIT	47,117
1,852	Tanger Factory Outlet Centers, Inc. REIT	36,355
4,767	Terreno Realty Corp. REIT	307,948
34,157	Uniti Group, Inc. REIT	121,257
8,898	Xenia Hotels & Resorts, Inc. REIT	116,475

		7,376,326

Financial Services – 4.2%
974	Alerus Financial Corp.	15,633
15,770	A-Mark Precious Metals, Inc.	546,431
7,561	Arbor Realty Trust, Inc. REIT	86,876
41,061	ARMOUR Residential REIT, Inc. REIT	215,570
22,433	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	389,886
1,484	Blackstone Mortgage Trust, Inc., Class A REIT	26,489
21,653	BrightSpire Capital, Inc. REIT	127,753
19,719	EVERTEC, Inc. (Puerto Rico)	665,516
35,404	EZCORP, Inc., Class A*	304,474
182	FirstCash Holdings, Inc.	17,357
494	Focus Financial Partners, Inc., Class A*	25,624
1,102	Hamilton Lane, Inc., Class A	81,526
6,939	I3 Verticals, Inc., Class A*	170,214
5,356	KKR Real Estate Finance Trust, Inc. REIT	61,005
9,180	Merchants Bancorp	239,047
27,455	MFA Financial, Inc. REIT	272,354
12,090	Nexpoint Real Estate Finance, Inc. REIT	189,450
2,455	NMI Holdings, Inc., Class A*	54,820
3,122	Oppenheimer Holdings, Inc., Class A	122,226
1,764	PennyMac Financial Services, Inc.	105,152
4,528	PJT Partners, Inc., Class A	326,876
8,428	Radian Group, Inc.	186,259
5,338	Regional Management Corp.	139,268
2,642	Repay Holdings Corp.*	17,358
16,514	StoneCo Ltd., Class A (Brazil) *	157,544
1,629	StoneX Group, Inc.*	168,650
812	World Acceptance Corp.*	67,632

		4,780,990

Food, Beverage & Tobacco – 2.1%
2,731	B&G Foods, Inc.	42,413

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
943	Celsius Holdings, Inc.*	$ 87,642
865	Coca-Cola Consolidated, Inc.	462,844
3,237	Hostess Brands, Inc.*	80,537
7,296	John B. Sanfilippo & Son, Inc.	707,128
2,232	National Beverage Corp.*	117,671
47,488	Primo Water Corp.	728,941
26,472	SunOpta, Inc. (Canada) *	203,834

		2,431,010

Health Care Equipment & Services – 6.8%
569	Addus HomeCare Corp.*	60,746
12,298	Alignment Healthcare, Inc.*	78,215
3,261	AMN Healthcare Services, Inc.*	270,533
6,561	AngioDynamics, Inc.*	67,841
5,847	Artivion, Inc.*	76,596
5,316	AtriCure, Inc.*	220,348
10,244	Brookdale Senior Living, Inc.*	30,220
13,981	Cano Health, Inc.*	12,723
19,794	Community Health Systems, Inc.*	96,991
191	CorVel Corp.*	36,343
7,986	Ensign Group, Inc. (The)	762,982
23,235	Health Catalyst, Inc.*	271,152
2,696	HealthEquity, Inc.*	158,282
5,591	HealthStream, Inc.*	151,516
35,450	Hims & Hers Health, Inc.*	351,664
459	Inari Medical, Inc.*	28,339
2,224	Inspire Medical Systems, Inc.*	520,572
3,942	iRadimed Corp.	155,118
17,754	Joint Corp. (The)*	298,800
1,866	Lantheus Holdings, Inc.*	154,057
5,371	LeMaitre Vascular, Inc.	276,445
5,172	LivaNova PLC*	225,396
2,435	National HealthCare Corp.	141,400
5,911	NuVasive, Inc.*	244,183
8,105	Option Care Health, Inc.*	257,496
2,427	Patterson Cos., Inc.	64,971
4,551	Pediatrix Medical Group, Inc.*	67,855
15,088	Pennant Group, Inc. (The)*	215,457
2,969	PetIQ, Inc.*	33,965
6,726	Phreesia, Inc.*	217,182
9,735	Progyny, Inc.*	312,688
331	RadNet, Inc.*	8,285
7,635	Select Medical Holdings Corp.	197,365
2,999	Shockwave Medical, Inc.*	650,273

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
5,478	Surgery Partners, Inc.*	$ 188,827
5,532	Surmodics, Inc.*	126,019
827	TransMedics Group, Inc.*	62,629
3,384	Utah Medical Products, Inc.	320,702
15,227	Varex Imaging Corp.*	276,979

		7,691,155

Household & Personal Products – 1.1%
23,631	Beauty Health Co. (The)*	298,460
11,472	elf Beauty, Inc.*	944,719

		1,243,179

Insurance – 4.8%
20,062	American Equity Investment Life Holding Co.	732,062
7,387	AMERISAFE, Inc.	361,594
11,338	BRP Group, Inc., Class A*	288,666
35,479	CNO Financial Group, Inc.	787,279
29,733	Crawford & Co., Class A	248,568
16,663	Employers Holdings, Inc.	694,680
8,511	Genworth Financial, Inc., Class A*	42,725
15,260	Goosehead Insurance, Inc., Class A*	796,572
887	Investors Title Co.	133,937
1,448	Kinsale Capital Group, Inc.	434,617
8,721	Palomar Holdings, Inc.*	481,399
10,411	Stewart Information Services Corp.	420,084

		5,422,183

Materials – 4.7%
9,411	Aspen Aerogels, Inc.*	70,112
10,557	ATI, Inc.*	416,579
15,555	Carpenter Technology Corp.	696,242
77,366	Coeur Mining, Inc.*	308,690
4,223	Commercial Metals Co.	206,505
23,846	Constellium SE*	364,367
7,853	Haynes International, Inc.	393,357
9,141	HB Fuller Co.	625,701
4,951	Innospec, Inc.	508,319
2,687	Livent Corp.*	58,362
9,241	LSB Industries, Inc.*	95,460
331	Materion Corp.	38,396
10,705	Minerals Technologies, Inc.	646,796
1,427	Orion Engineered Carbons SA (Germany)	37,230
16,481	Summit Materials, Inc., Class A*	469,544
7,003	Tronox Holdings PLC	100,703

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
179	United States Lime & Minerals, Inc.	$ 27,332
7,688	Warrior Met Coal, Inc.	282,226

		5,345,921

Media & Entertainment – 2.5%
7,105	Bumble, Inc., Class A*	138,903
17,101	Clear Channel Outdoor Holdings, Inc.*	20,521
130	Daily Journal Corp.*	37,045
7,491	DHI Group, Inc.*	29,065
23,090	EW Scripps Co. (The), Class A*	217,277
14,111	fuboTV, Inc.*(a)	17,074
34,332	Gray Television, Inc.	299,375
1,887	IMAX Corp.*	36,193
6,763	Magnite, Inc.*	62,625
7,571	Shutterstock, Inc.	549,654
23,136	Sinclair Broadcast Group, Inc., Class A	397,014
13,089	TechTarget, Inc.*	472,775
17,716	Thryv Holdings, Inc.*	408,531
48,798	Vimeo, Inc.*	186,896

		2,872,948

Pharmaceuticals, Biotechnology & Life Sciences – 7.8%
10,544	ACADIA Pharmaceuticals, Inc.*	198,438
25,105	Adaptive Biotechnologies Corp.*	221,677
3,920	ALX Oncology Holdings, Inc.*	17,718
39,257	Amicus Therapeutics, Inc.*	435,360
4,207	Amphastar Pharmaceuticals, Inc.*	157,763
2,378	Apellis Pharmaceuticals, Inc.*	156,853
37,594	Aurinia Pharmaceuticals, Inc. (Canada) *	412,030
1,932	Axsome Therapeutics, Inc.*	119,166
3,622	Beam Therapeutics, Inc.*	110,906
3,265	BioCryst Pharmaceuticals, Inc.*	27,230
7,355	Biohaven Ltd.*	100,469
24,445	CareDx, Inc.*	223,427
14,476	Catalyst Pharmaceuticals, Inc.*	240,012
1,025	Celldex Therapeutics, Inc.*	36,880
8,649	CryoPort, Inc.*	207,576
7,809	Deciphera Pharmaceuticals, Inc.*	120,649
6,528	Denali Therapeutics, Inc.*	150,405
4,299	Eagle Pharmaceuticals, Inc.*	121,963
2,171	Edgewise Therapeutics, Inc.*	14,481
4,545	Enanta Pharmaceuticals, Inc.*	183,800
6,717	Erasca, Inc.*	20,218
6,409	Generation Bio Co.*	27,559

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
19,933	Gossamer Bio, Inc.*	$ 25,116
4,736	Harmony Biosciences Holdings, Inc.*	154,630
3,817	Heron Therapeutics, Inc.*	5,764
4,399	IGM Biosciences, Inc.*	60,442
18,109	ImmunoGen, Inc.*	69,539
1,420	Insmed, Inc.*	24,211
1,983	Intellia Therapeutics, Inc.*	73,906
6,376	Intercept Pharmaceuticals, Inc.*	85,630
38,525	Iovance Biotherapeutics, Inc.*	235,388
3,224	iTeos Therapeutics, Inc.*	43,879
751	IVERIC bio, Inc.*	18,272
4,420	KalVista Pharmaceuticals, Inc.*	34,741
819	Karuna Therapeutics, Inc.*	148,763
10,249	Kiniksa Pharmaceuticals Ltd., Class A*	110,279
10,687	Kodiak Sciences, Inc.*	66,259
434	Madrigal Pharmaceuticals, Inc.*	105,141
4,394	Medpace Holdings, Inc.*	826,292
7,067	MeiraGTx Holdings PLC*	36,536
4,621	Myriad Genetics, Inc.*	107,346
13,310	NanoString Technologies, Inc.*	131,769
3,147	Nurix Therapeutics, Inc.*	27,945
1,022	PepGen, Inc.*	12,499
24,321	Phibro Animal Health Corp., Class A	372,598
11,834	PMV Pharmaceuticals, Inc.*	56,448
22,610	Praxis Precision Medicines, Inc.*(a)	18,291
11,372	Prestige Consumer Healthcare, Inc.*	712,228
1,349	Prometheus Biosciences, Inc.*	144,775
7,144	PTC Therapeutics, Inc.*	346,055
2,871	Rallybio Corp.*	16,393
493	RAPT Therapeutics, Inc.*	9,047
3,463	Recursion Pharmaceuticals, Inc., Class A*	23,098
2,564	REGENXBIO, Inc.*	48,485
3,650	Replimune Group, Inc.*	64,459
3,203	Sage Therapeutics, Inc.*	134,398
16,441	Sana Biotechnology, Inc.*(a)	53,762
5,129	SIGA Technologies, Inc.	29,492
51,831	Sutro Biopharma, Inc.*	239,459
1,880	Twist Bioscience Corp.*	28,350
44,253	Vanda Pharmaceuticals, Inc.*	300,478
9,139	Veracyte, Inc.*	203,800
8,737	Vericel Corp.*	256,169
959	Vir Biotechnology, Inc.*	22,316

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
3,018	Viridian Therapeutics, Inc.*	$ 76,778

		8,865,806

Real Estate Management & Development – 0.2%
5,217	Cushman & Wakefield PLC*	54,987
25,855	Newmark Group, Inc., Class A	183,053
4,442	Redfin Corp.*	40,245

		278,285

Semiconductors & Semiconductor Equipment – 2.2%
1,863	Ambarella, Inc.*	144,233
4,880	Axcelis Technologies, Inc.*	650,260
748	Cohu, Inc.*	28,716
5,961	Diodes, Inc.*	552,942
2,543	FormFactor, Inc.*	80,995
944	Impinj, Inc.*	127,931
12,743	MaxLinear, Inc.*	448,681
3,266	Power Integrations, Inc.	276,434
851	Silicon Laboratories, Inc.*	149,002
512	Synaptics, Inc.*	56,909

		2,516,103

Software & Services – 6.5%
30,540	8x8, Inc.*	127,352
6,579	Alarm.com Holdings, Inc.*	330,792
9,927	American Software, Inc., Class A	125,179
11,556	Amplitude, Inc., Class A*	143,757
6,485	Appian Corp., Class A*	287,804
12,514	Asana, Inc., Class A*	264,421
1,900	Box, Inc., Class A*	50,901
13,692	Brightcove, Inc.*	60,929
27,032	Clear Secure, Inc., Class A	707,427
12,441	CommVault Systems, Inc.*	705,902
1,671	Consensus Cloud Solutions, Inc.*	56,964
803	Domo, Inc., Class B*	11,395
488	Ebix, Inc.	6,437
2,171	EngageSmart, Inc.*	41,792
12,874	Fastly, Inc., Class A*	228,642
253	MicroStrategy, Inc., Class A*(a)	73,957
14,771	Momentive Global, Inc.*	137,666
5,847	PagerDuty, Inc.*	204,528
1,686	Perficient, Inc.*	121,712
15,718	PROS Holdings, Inc.*	430,673
11,656	Q2 Holdings, Inc.*	286,971

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
1,199	Rapid7, Inc.*	$ 55,046
1,689	Riot Platforms, Inc.*	16,873
7,091	Sapiens International Corp. NV (Israel)	154,017
8,637	Sprout Social, Inc., Class A*	525,821
4,990	SPS Commerce, Inc.*	759,977
3,121	Squarespace, Inc., Class A*	99,154
1,321	Tenable Holdings, Inc.*	62,761
6,795	Varonis Systems, Inc.*	176,738
7,139	Workiva, Inc.*	731,105
23,836	Yext, Inc.*	229,064
13,303	Zuora, Inc., Class A*	131,434

		7,347,191

Technology Hardware & Equipment – 4.1%
4,994	Advanced Energy Industries, Inc.	489,412
6,486	Belden, Inc.	562,790
3,099	Benchmark Electronics, Inc.	73,415
2,071	Clearfield, Inc.*	96,467
1,053	CTS Corp.	52,081
5,602	ePlus, Inc.*	274,722
3,805	Extreme Networks, Inc.*	72,752
5,106	Fabrinet (Thailand) *	606,389
1,076	FARO Technologies, Inc.*	26,480
24,441	Harmonic, Inc.*	356,594
2,780	Identiv, Inc.*	17,069
11,693	NetScout Systems, Inc.*	335,004
3,447	nLight, Inc.*	35,091
2,401	PC Connection, Inc.	107,949
2,676	Sanmina Corp.*	163,209
5,965	Super Micro Computer, Inc.*	635,571
24,547	TTM Technologies, Inc.*	331,139
14,097	Viavi Solutions, Inc.*	152,671
5,234	Vishay Precision Group, Inc.*	218,572

		4,607,377

Telecommunication Services – 0.4%
40,720	Globalstar, Inc.*	47,235
715	IDT Corp., Class B*	24,367
6,076	Iridium Communications, Inc.	376,287
1,309	Ooma, Inc.*	16,376

		464,265

Transportation – 1.9%
63,127	Costamare, Inc. (Monaco)	594,025

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
26,519	Eneti, Inc.	$ 247,953
6,587	Genco Shipping & Trading Ltd.	103,152
18,884	Golden Ocean Group Ltd. (Norway) (a)	179,776
29,664	Marten Transport Ltd.	621,461
3,699	PAM Transportation Services, Inc.*	105,902
88,084	Safe Bulkers, Inc. (Greece)	325,030
689	Sun Country Airlines Holdings, Inc.*	14,124

		2,191,423

Utilities – 0.4%
5,758	Montauk Renewables, Inc.*	45,315
4,723	Northwest Natural Holding Co.	224,626
2,820	ONE Gas, Inc.	223,429

		493,370

TOTAL COMMON STOCKS (Cost $108,346,490)		$111,064,661

Shares	Dividend Rate	Value

Investment Company– 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,059,680	4.725%	$ 1,059,680
(Cost $1,059,680)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $109,406,170)		$112,124,341

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
886,218	4.725%	$886,218
(Cost $886,218)

TOTAL INVESTMENTS – 99.3% (Cost $110,292,388)		$113,010,559

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		799,231

NET ASSETS – 100.0%		$113,809,790

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	20	06/16/23	$1,813,500	$27,014

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Automobiles & Components – 2.8%
16,096	Aptiv PLC*	$ 1,805,810
31,384	Tesla, Inc.*	6,510,925

		8,316,735

Capital Goods – 2.8%
6,482	Boeing Co. (The)*	1,376,971
12,767	Caterpillar, Inc.	2,921,600
4,129	Deere & Co.	1,704,782
8,195	Rockwell Automation, Inc.	2,404,823

		8,408,176

Commercial & Professional Services – 1.5%
30,426	CoStar Group, Inc.*	2,094,830
18,624	Waste Connections, Inc.	2,590,040

		4,684,870

Consumer Discretionary Distribution & Retail – 7.7%
161,210	Amazon.com, Inc.*	16,651,381
13,640	Etsy, Inc.*	1,518,541
5,972	RH*	1,454,481
33,550	Ross Stores, Inc.	3,560,661

		23,185,064

Consumer Durables & Apparel – 2.8%
10,580	Lululemon Athletica, Inc.*	3,853,130
38,225	NIKE, Inc., Class B	4,687,914

		8,541,044

Consumer Services – 1.6%
736	Chipotle Mexican Grill, Inc.*	1,257,302
12,602	McDonald’s Corp.	3,523,645

		4,780,947

Energy – 0.3%
6,493	Cheniere Energy, Inc.	1,023,297

Equity Real Estate Investment Trusts – 1.6%
11,911	American Tower Corp. REIT	2,433,893
3,322	Equinix, Inc. REIT	2,395,295

		4,829,188

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 6.4%
36,599	Charles Schwab Corp. (The)	$ 1,917,055
24,902	Mastercard, Inc., Class A	9,049,636
4,410	MSCI, Inc.	2,468,233
28,869	PayPal Holdings, Inc.*	2,192,312
16,797	Visa, Inc., Class A	3,787,052

		19,414,288

Food, Beverage & Tobacco – 3.1%
50,327	Coca-Cola Co. (The)	3,121,784
46,708	McCormick & Co., Inc.	3,886,573
8,040	Mondelez International, Inc., Class A	560,549
31,846	Monster Beverage Corp.*	1,720,002

		9,288,908

Health Care Equipment & Services – 6.2%
80,378	Boston Scientific Corp.*	4,021,311
4,399	Humana, Inc.	2,135,539
6,617	Insulet Corp.*	2,110,558
12,989	Intuitive Surgical, Inc.*	3,318,300
11,665	UnitedHealth Group, Inc.	5,512,762
8,210	Veeva Systems, Inc., Class A*	1,508,916

		18,607,386

Household & Personal Products – 2.3%
8,470	Estee Lauder Cos., Inc. (The), Class A	2,087,516
33,649	Procter & Gamble Co. (The)	5,003,270

		7,090,786

Materials – 4.1%
28,231	Freeport-McMoRan, Inc.	1,154,930
11,500	Linde PLC	4,087,560
5,603	Martin Marietta Materials, Inc.	1,989,401
22,289	Sherwin-Williams Co. (The)	5,009,899

		12,241,790

Media & Entertainment – 6.4%
94,674	Alphabet, Inc., Class A*	9,820,534
72,370	Alphabet, Inc., Class C*	7,526,480
19,617	Live Nation Entertainment, Inc.*	1,373,190

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
63,889	Snap, Inc., Class A*	$ 716,196

		19,436,400

Pharmaceuticals, Biotechnology & Life Sciences – 7.9%
7,774	Alnylam Pharmaceuticals, Inc.*	1,557,288
5,013	Argenx SE ADR (Netherlands) *	1,867,743
46,275	AstraZeneca PLC ADR (United Kingdom)	3,211,948
21,398	BioMarin Pharmaceutical, Inc.*	2,080,741
20,515	Catalent, Inc.*	1,348,041
2,501	Danaher Corp.	630,352
16,692	Eli Lilly & Co.	5,732,367
21,343	Gilead Sciences, Inc.	1,770,829
3,451	Illumina, Inc.*	802,530
14,300	Sarepta Therapeutics, Inc.*	1,970,969
4,181	Waters Corp.*	1,294,563
4,182	West Pharmaceutical Services, Inc.	1,448,937

		23,716,308

Semiconductors & Semiconductor Equipment – 8.1%
7,889	Enphase Energy, Inc.*	1,658,899
8,132	KLA Corp.	3,246,050
99,235	Marvell Technology, Inc.	4,296,876
52,904	NVIDIA Corp.	14,695,144
5,049	ON Semiconductor Corp.*	415,634

		24,312,603

Software & Services – 19.3%
16,480	Accenture PLC, Class A	4,710,149
4,463	Adobe, Inc.*	1,719,906
8,320	Atlassian Corp., Class A*	1,424,135
2,487	HubSpot, Inc.*	1,066,301
119,415	Microsoft Corp.	34,427,344
33,954	Oracle Corp.	3,155,006
25,752	Salesforce, Inc.*	5,144,735
7,899	ServiceNow, Inc.*	3,670,823
15,073	Snowflake, Inc., Class A*	2,325,613
6,106	Zscaler, Inc.*	713,364

		58,357,376

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – 12.0%
28,903	Amphenol Corp., Class A	$ 2,361,953
205,133	Apple, Inc.	33,826,432

		36,188,385

Transportation – 1.3%
11,772	Old Dominion Freight Line, Inc.	4,012,368

TOTAL COMMON STOCKS (Cost $165,213,399)		$296,435,919

Shares	Dividend Rate	Value

Investment Company– 1.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,685,480	4.725%	$ 5,685,480
(Cost $5,685,480)

TOTAL INVESTMENTS – 100.1% (Cost $170,898,879)		$302,121,399

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(218,141)

NET ASSETS – 100.0%		$301,903,258

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Automobiles & Components – 2.0%
89,195	General Motors Co.	$ 3,271,673
12,937	Tesla, Inc.*	2,683,910

		5,955,583

Banks – 2.5%
82,553	Citigroup, Inc.	3,870,910
14,836	East West Bancorp, Inc.	823,398
16,898	JPMorgan Chase & Co.	2,201,978
13,233	US Bancorp	477,050

		7,373,336

Capital Goods – 7.1%
24,212	AMETEK, Inc.	3,518,730
1,640	Caterpillar, Inc.	375,297
6,445	Fortive Corp.	439,356
14,704	General Dynamics Corp.	3,355,600
40,809	Howmet Aerospace, Inc.	1,729,077
44,629	Johnson Controls International PLC	2,687,558
8,407	Lockheed Martin Corp.	3,974,241
32,266	nVent Electric PLC	1,385,502
30,319	Otis Worldwide Corp.	2,558,924
2,344	Textron, Inc.	165,557
1,438	Trane Technologies PLC	264,563
997	United Rentals, Inc.	394,573

		20,848,978

Commercial & Professional Services – 1.1%
6,385	Cintas Corp.	2,954,212
1,254	Republic Services, Inc.	169,566

		3,123,778

Consumer Discretionary Distribution & Retail – 3.8%
54,385	Amazon.com, Inc.*	5,617,427
11,335	CarMax, Inc.*	728,614
28,783	Chewy, Inc., Class A*	1,075,908
52,980	LKQ Corp.	3,007,145
41,187	Macy’s, Inc.	720,360

		11,149,454

Consumer Services – 3.3%
2,137	Airbnb, Inc., Class A*	265,842
1,585	Booking Holdings, Inc.*	4,204,070

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
22,647	Hilton Worldwide Holdings, Inc.	$ 3,190,283
20,477	Starbucks Corp.	2,132,270

		9,792,465

Consumer Staples Distribution & Retail – 1.7%
9,926	Costco Wholesale Corp.	4,931,932

Energy – 4.6%
12,237	Antero Resources Corp.*	282,552
7,015	Cheniere Energy, Inc.	1,105,564
25,497	Chevron Corp.	4,160,090
9,045	Exxon Mobil Corp.	991,875
4,900	HF Sinclair Corp.	237,062
183,087	Kinder Morgan, Inc.	3,205,853
11,073	Marathon Petroleum Corp.	1,492,973
2,763	Phillips 66	280,113
2,197	Schlumberger NV	107,873
56,395	Williams Cos., Inc. (The)	1,683,955

		13,547,910

Equity Real Estate Investment Trusts – 5.2%
4,176	Camden Property Trust REIT	437,812
15,150	Crown Castle, Inc. REIT	2,027,676
4,006	First Industrial Realty Trust, Inc. REIT	213,119
179,534	Host Hotels & Resorts, Inc. REIT	2,960,516
5,556	Iron Mountain, Inc. REIT	293,968
4,371	Lamar Advertising Co., Class A REIT	436,619
5,508	Mid-America Apartment Communities, Inc. REIT	831,928
21,895	National Storage Affiliates Trust REIT	914,773
86,270	Park Hotels & Resorts, Inc. REIT	1,066,297
29,654	Prologis, Inc. REIT	3,699,930
4,635	SBA Communications Corp. REIT	1,210,059
27,142	Ventas, Inc. REIT	1,176,606

		15,269,303

Financial Services – 9.6%
66,808	Bank of New York Mellon Corp. (The)	3,035,756
25,132	Berkshire Hathaway, Inc., Class B*	7,760,008
10,051	Capital One Financial Corp.	966,504
19,979	CME Group, Inc.	3,826,378
29,219	Invesco Ltd.	479,192

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
3,609	Moody’s Corp.	$ 1,104,426
3,522	MSCI, Inc.	1,971,228
46,255	PayPal Holdings, Inc.*	3,512,605
7,321	S&P Global, Inc.	2,524,061
2,693	State Street Corp.	203,833
85,225	Synchrony Financial	2,478,343
1,064	Visa, Inc., Class A	239,889

		28,102,223

Food, Beverage & Tobacco – 3.6%
16,225	General Mills, Inc.	1,386,589
56,985	Mondelez International, Inc., Class A	3,972,994
29,031	PepsiCo, Inc.	5,292,351

		10,651,934

Health Care Equipment & Services – 6.7%
78,659	Boston Scientific Corp.*	3,935,310
47,386	Centene Corp.*	2,995,269
13,933	Cigna Group (The)	3,560,299
48,705	CVS Health Corp.	3,619,269
6,880	Edwards Lifesciences Corp.*	569,182
6,385	Elevance Health, Inc.	2,935,887
2,642	Globus Medical, Inc., Class A*	149,643
4,931	Guardant Health, Inc.*	115,583
1,680	UnitedHealth Group, Inc.	793,951
5,023	Veeva Systems, Inc., Class A*	923,177

		19,597,570

Insurance – 2.9%
3,809	Arch Capital Group Ltd.*	258,517
9,691	Chubb Ltd.	1,881,798
18,938	Marsh & McLennan Cos., Inc.	3,154,124
56,783	MetLife, Inc.	3,290,007
608	Progressive Corp. (The)	86,981

		8,671,427

Materials – 2.0%
1,791	Axalta Coating Systems Ltd.*	54,250
3,308	Eagle Materials, Inc.	485,449
65,598	Element Solutions, Inc.	1,266,697
567	International Flavors & Fragrances, Inc.	52,141
6,719	Mosaic Co. (The)	308,268

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
1,344	Nucor Corp.	$ 207,608
15,117	Sherwin-Williams Co. (The)	3,397,848

		5,772,261

Media & Entertainment – 4.7%
70,087	Alphabet, Inc., Class C*	7,289,048
256	Charter Communications, Inc., Class A*	91,548
8,002	Live Nation Entertainment, Inc.*	560,140
8,578	Meta Platforms, Inc., Class A*	1,818,022
8,759	Netflix, Inc.*	3,026,059
13,654	Trade Desk, Inc. (The), Class A*	831,665
16,901	TripAdvisor, Inc.*	335,654

		13,952,136

Pharmaceuticals, Biotechnology & Life Sciences – 10.5%
13,536	AbbVie, Inc.	2,157,232
684	Agilent Technologies, Inc.	94,624
20,616	Bristol-Myers Squibb Co.	1,428,895
2,593	Danaher Corp.	653,540
177,498	Elanco Animal Health, Inc.*	1,668,481
45,257	Gilead Sciences, Inc.	3,754,973
30,175	Incyte Corp.*	2,180,747
10,067	IQVIA Holdings, Inc.*	2,002,226
36,587	Johnson & Johnson	5,670,985
26,767	Merck & Co., Inc.	2,847,741
508	Mettler-Toledo International, Inc.*	777,347
3,678	Moderna, Inc.*	564,867
21,706	QIAGEN NV*	996,957
60,595	Royalty Pharma PLC, Class A	2,183,238
12,151	Vertex Pharmaceuticals, Inc.*	3,828,416

		30,810,269

Semiconductors & Semiconductor Equipment – 4.5%
1,449	Analog Devices, Inc.	285,772
1,032	First Solar, Inc.*	224,460
701	Lam Research Corp.	371,614
42,256	Microchip Technology, Inc.	3,540,208
465	Monolithic Power Systems, Inc.	232,751
15,749	NVIDIA Corp.	4,374,600
14,982	NXP Semiconductors NV (China)	2,793,768
18,803	ON Semiconductor Corp.*	1,547,863

		13,371,036

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 14.7%
7,626	Accenture PLC, Class A	$ 2,179,587
12,435	Adobe, Inc.*	4,792,076
2,512	ANSYS, Inc.*	835,994
16,230	Autodesk, Inc.*	3,378,437
27,358	Fortinet, Inc.*	1,818,213
9,522	Gartner, Inc.*	3,101,982
3,869	GoDaddy, Inc., Class A*	300,699
53,424	Microsoft Corp.	15,402,139
1,308	MongoDB, Inc.*	304,921
8,880	Okta, Inc.*	765,811
13,537	Palo Alto Networks, Inc.*	2,703,880
5,176	Salesforce, Inc.*	1,034,061
7,598	ServiceNow, Inc.*	3,530,942
4,798	Snowflake, Inc., Class A*	740,283
10,080	Splunk, Inc.*	966,470
671	Synopsys, Inc.*	259,174
8,252	Wix.com Ltd. (Israel) *	823,550
1,518	Zoom Video Communications, Inc., Class A*	112,089
1,018	Zscaler, Inc.*	118,933

		43,169,241

Technology Hardware & Equipment – 7.6%
109,815	Apple, Inc.	18,108,493
1,257	Arista Networks, Inc.*	211,000
13,497	Cisco Systems, Inc.	705,556
197,201	Hewlett Packard Enterprise Co.	3,141,412
753	Teledyne Technologies, Inc.*	336,862

		22,503,323

Telecommunication Services – 0.5%
70,451	Liberty Global PLC, Class C (United Kingdom) *	1,435,791

Transportation – 0.7%
23,662	CSX Corp.	708,440
2,240	Knight-Swift Transportation Holdings, Inc.	126,739
8,644	Ryder System, Inc.	771,391

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
2,609	United Parcel Service, Inc., Class B	$ 506,120

		2,112,690

TOTAL INVESTMENTS – 99.3% (Cost $244,375,605)		$292,142,640

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,147,929

NET ASSETS – 100.0%		$294,290,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	3	06/16/23	$620,663	$36,409

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models,

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2023:

EQUITY INDEX FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$227,873	$—	$—
North America	161,425,207	—	—

Total	$161,653,080	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$14,370	$—	$—

Total	$14,370	$—	$—

INTERNATIONAL EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	—	273,942	—
Asia	277,020	24,623,847	—
Europe	2,625,296	57,964,881	—
North America	1,068,859	5,889,807	—
Oceania	—	10,363,638	—
Securities Lending Reinvestment Vehicle	1,380,760	—	—

Total	$5,351,935	$99,116,115	$—

Derivative Type

Assets(b)
Futures Contracts	20,115	—	—

Total	$20,115	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(654)	$—	$—

Total	$(654)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,920,783	$—	$—
North America	369,484,453	—	—
Investment Company	41,254	—	—

Total	$371,446,490	$—	$—

MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	266,767	—	—
North America	56,324,735	—	—
Investment Company	144,239	—	—

Total	$56,735,741	$—	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	5,558,118	—	—
North America	385,805,455	—	—

Total	$391,363,573	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	789,601	—	—
Asia	760,406	—	—
Europe	3,487,469	—	—
North America	105,869,641	—	—
South America	157,544	—	—
Investment Company	1,059,680	—	—
Securities Lending Reinvestment Vehicle	886,218	—	—

Total	$113,010,559	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$27,014	$—	$—

Total	$27,014	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	5,079,691	—	—
North America	291,356,228	—	—
Investment Company	5,685,480	—	—

Total	$302,121,399	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	3,617,318	—	—
Europe	1,435,791	—	—
North America	287,089,531	—	—

Total	$292,142,640	$—	$—

Derivative Type

Assets(b)
Futures Contracts	36,409	—	—

Total	$36,409	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Equity Index, International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.